UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09161

Nuveen California Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
February 28, 2023
Annual
Report
NAC
Nuveen California Quality Municipal Income Fund
NKX
Nuveen California AMT-Free Quality Municipal Income Fund
NCA
Nuveen California Municipal Value Fund
NXC
Nuveen California Select Tax-Free Income Portfolio

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Fund Leverage 8
Common Share Information 9
Performance Overview and Holdings Summaries 11
Shareholder Meeting Report 19
Report of Independent Registered Public Accounting Firm 21
Portfolios of Investments 23
Statement of Assets and Liabilities 63
Statement of Operations 64
Statement of Changes in Net Assets 65
Statement of Cash Flows 68
Financial Highlights 70
Notes to Financial Statements 75
Shareholder Update 89
Important Tax Information 113
Additional Fund Information 114
Glossary of Terms Used in this Report 115
Board Members & Officers 116

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
March 2023, the Fed raised the target fed funds rate by 4.75% to a range of 4.75% to 5.00%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021. More recent data have shown a relatively strong jobs market, which has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, which could prompt central banks to continue raising interest rates at the risk of slowing economies too much. Additionally, the recent collapse of two regional U.S. banks, Silicon Valley Bank and Signature Bank, and major
European bank Credit Suisse, is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting policy based upon these factors. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-
term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
April 20, 2023

Portfolio Managers’
Comments

Nuveen California Quality Municipal Income Fund (NAC)
Nuveen California ATM-Free Quality Municipal Income Fund (NKX)
Nuveen California Municipal Value Fund (NCA)
Nuveen California Select Tax-Free Income Portfolio (NXC)
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. Here, the Funds’ portfolio manager Scott R. Romans, PhD, reviews U.S. economic and market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended February 28,
2023.
For more information on the Funds’ investment objectives and policies, please refer to the Shareholder Update section at the end of the report.
What factors affected the U.S. economy and municipal bond markets during the twelve-month reporting period ended
February 28, 2023?
Despite high inflation and tightening financial conditions, the U.S. economy remained on a moderate growth path during the twelve-month period ended February 28, 2023. The U.S. economy grew at a pace of 2.1% in 2022, normalizing from its rapid post-pandemic recovery in 2021 when it expanded 5.9%, according to the U.S. Bureau of Economic Analysis. Inflation remained persistently high as China’s Zero-COVID restrictions (later lifted in December 2022) and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions and drove food and energy prices higher. While the U.S. Federal Reserve (Fed) and other global central banks took aggressive measures that helped inflation rates ease off their peaks, the levels remained much higher than central banks’ target levels.
Beginning in March 2022, the Fed raised its target fed funds rate eight times during the reporting period, bringing it from near zero at the start of 2022 to a range of 4.50% to 4.75%. After the close of the reporting period, in March 2023, the Fed raised its rate by 0.25% to a range of 4.75% to 5.00%. This was a closely watched decision because of the failure of Silicon Valley Bank and
Signature Bank in March 2023, after the end of the reporting period, and uncertainty around the economic impact of these failures.
In the same month, Swiss bank UBS agreed to buy Credit Suisse, which had been troubled for some time and was considered to be vulnerable in the current environment. For much of the reporting period, the Fed’s activity led to significant volatility in bond and stock markets. In addition, it contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. Global currency and bond markets were further roiled in September 2022 by an unpopular fiscal spending proposal in the U.K. but recovered after the plans were abandoned.
Inflation and higher borrowing costs weighed on consumer confidence and spending and notably cooled the housing market in this reporting period. However, the labor market, another key gauge of the economy’s health, remained stronger than expected.
By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic. As of February 2023, the unemployment rate remained near its pre-pandemic low of 3.6%, although monthly job growth appeared to be slowing. The strong labor market and wage gains helped provide a measure of resilience to the U.S. economy in 2022 and early 2023, even as the Fed sought to soften job growth to help curb inflation pressures.
The broad municipal bond market declined over the twelve-month reporting period, primarily driven by interest rate and economic uncertainty. Municipal yields rose across the maturity spectrum, with a greater increase at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening to combat persistently high inflation. Although the yield curve flattened overall, shorter maturities still outperformed longer maturities. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, although there was some widening as the market sell-off continued.

Portfolio Managers’ Comments
(continued)

What were the economic and market environments in California during the twelve-month reporting period ended February
28, 2023?
California’s $3.6 trillion economy is the largest in the United States, representing 14.1% of U.S. gross domestic product, and on a standalone basis would be the fifth largest economy in the world. The state’s economy is diverse and generally mirrors the nation’s economic composition but with a higher concentration in the information technology sector. During 2022, the state recovered the remaining 2.8 million jobs lost during the pandemic. However, employment gains are slowing because of technology layoffs, agricultural headwinds and declining housing affordability. The state’s unemployment rate was 4.3% as of February 2023, higher than the nation’s 3.6% rate. The state’s general fund budget for fiscal year 2023 (July 1, 2022 to June 30, 2023) totals $234.4 billion, which is 3.5% lower than the revised fiscal year 2022 budget. The fiscal year 2023 budget projected a $49.2 billion surplus, driven by revenues that were significantly higher and state costs that were lower than initially expected. California’s proposed budget of
$223.6 billion for fiscal year 2023-2024 (July 1, 2023 to June 30, 2024) represents a 6.9% decrease over the prior year and projects a $22.5 billion budget gap because of lower general fund revenues. The state has released plans to address the deficit. As of
February 2023, S&P affirmed its AA- rating and positive outlook on California general obligation (GO) debt. Moody’s affirmed its state GO rating of Aa2 with a stable outlook. California municipal bond supply totaled $47.8 billion for the twelve-month period ended February 28, 2023, a 40.5% decrease from the same period a year earlier.
What key strategies were used to manage the Funds during the twelve-month reporting period ended February 28, 2023?
Each Fund seeks to provide current income exempt from both regular federal and California state income taxes, and in the case of
NKX, the alternative minimum tax (“AMT”) applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories. To the extent that the Funds invest in bonds of municipal issuers located in other states, each Fund may have income that is not exempt from state personal income tax. NAC and NKX use leverage. NCA and NXC may use tender option bonds to implement their investment strategies more efficiently, which may create up to 10% effective leverage. Leverage is discussed in more detail later in the Fund Leverage section of this report.
During the reporting period, the Funds’ trading activity remained focused on pursuing their investment objectives. The rising yield environment during this reporting period was favorable for the Funds to reset embedded yields higher in their portfolios, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Funds’ income earnings and capture tax efficiencies.
The rising interest rate environment in this reporting period also provided an opportunity for the municipal investment team to buy lower rated credits in the Funds at wider-than-average credit spreads and with incrementally higher yields. These new purchases were funded by selling higher quality, lower yielding paper that had been bought when prevailing interest rates were lower. The goal of the new purchases was to keep the Funds fully invested and to hold a more liquid investment that could be sold when longer-term opportunities arose. This credit rotation strategy resulted in increased weightings in health care and multi-family housing bonds, specifically in a program in California that finances affordable workforce housing. In the case of NAC, NCA and
NXC, this strategy also resulted in an increased weight in airport revenue bonds subject to the alternative minimum tax (AMT).
Conversely, the Funds’ weightings in utilities and state and local general obligation bonds decreased in the reporting period.
As of February 28, 2023, NAC and NKX continued to use inverse floating rate securities. The Funds employ inverse floating rate securities, which are the residual interest in a tender option bond (TOB) trust, and are sometimes referred to as “inverse floaters,”
for a variety of reasons, including duration management, income and total return enhancement. NCA and NXC had no effective leverage during the reporting period.
How did the Funds perform during the twelve-month reporting period ended February 28, 2023?
For the twelve months ended February 28, 2023, the Nuveen California Municipal Value Fund (NCA) and Nuveen California
Select Tax-Free Income Portfolio (NXC) underperformed the S&P Municipal Bond California Index while Nuveen California Quality
Municipal Income Fund (NAC) and Nuveen California ATM-Free Quality Municipal Income Fund (NKX) significantly underperformed the S&P Municipal Bond California Index. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond California Index.
NAC and NKX’s use of leverage through inverse floating rate securities and the issuance of preferred shares detracted significantly from relative performance during the reporting period. However, the Funds’ use of leverage was accretive to overall common share income.

The Funds’ longer-duration positioning relative to their respective benchmark indexes was another primary detractor from relative performance for NAC and NKX and was the main relative performance detractor for NCA and NXC. The negative impact came from the Funds’ overweight allocations to longer-duration bonds, which underperformed in the rising rate environment, and their corresponding underweights to shorter-duration bonds, which outperformed.
During the reporting period, there were no material contributors that offset the Funds’ underperformance.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors.
The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Fund Leverage
IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are higher than prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
NAC and NKX’s use of leverage significantly detracted from relative performance during the reporting period. However, the Funds’ use of leverage was accretive to overall common share income.
As of February 28, 2023 , the Funds’ percentages of leverage are as shown in the accompanying table.
* Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
THE FUNDS’ REGULATORY LEVERAGE
As of February 28, 2023 , the following Funds have issued and outstanding preferred shares as shown in the accompanying table. As mentioned previously, NCA and NXC do not use regulatory leverage.
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode,
MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.
Refer to Notes to Financial Statements for further details on preferred shares and each Fund’s respective transactions.
NAC NKX NCA NXC
Effective Leverage* 40.54% 41.09% 0.00% 0.00%
Regulatory Leverage* 40.39% 39.15% 0.00% 0.00%
Variable Rate
Preferred*
Variable Rate
Remarketed
Preferred**
Fund
Shares Issued
at Liquidation
Preference
Shares Issued
at Liquidation
Preference Total
NAC $729,900,000 $497,900,000 $1,227,800,000
NKX   $ - $397,100,000 $397,100,000

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of February 28, 2023.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAC NKX NCA NXC
March $0.0545 $0.0565 $0.0245 $0.0400
April 0.0515 0.0565 0.0245 0.0400
May 0.0515 0.0565 0.0245 0.0400
June 0.0515 0.0565 0.0245 0.0400
July 0.0515 0.0520 0.0265 0.0400
August 0.0515 0.0520 0.0265 0.0400
September 0.0515 0.0520 0.0265 0.0400
October 0.0445 0.0470 0.0275 0.0420
November 0.0445 0.0470 0.0275 0.0420
December 0.0445 0.0470 0.0275 0.0420
January 0.0360 0.0415 0.0290 0.0435
February 0.0360 0.0415 0.0290 0.0435
Total Distributions from Net Investment Income $0.5690 $0.6060 $0.3180 $0.4930
Total Distributions from Long Term Capital Gains
1
$– $– $– $0.0022
Total Distributions $0.5690 $0.6060 $0.3180 $0.4952
1
Distributions paid in December 2022.
Yields
NAC NKX NCA NXC
Market Yield
1
3.97% 4.25% 3.99% 3.76%
Taxable-Equivalent Yield
1
8.65% 9.26% 8.69% 8.19%
1
Market Yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 54.1%. Your actual combined federal and state income tax rate may differ from the assumed rate. The
Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Common Share Information
(continued)

COMMON SHARE REPURCHASES
During August 2022, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of February
28, 2023, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of February 28, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAV, and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NAC NKX NCA NXC
Common shares cumulatively repurchased and retired 370,000 230,000 - -
Common shares authorized for repurchase 14,470,000 4,750,000 3,310,000 635,000
NAC NKX NCA NXC
Common share NAV $12.52 $12.99 $9.22 $13.71
Common share price $10.87 $11.72 $8.72 $13.89
Premium/(Discount) to NAV (13.18)% (9.78)% (5.42)% 1.31%
Average premium/(discount) to NAV (9.80)% (6.49)% (6.64)% (1.12)%

Nuveen California Quality Municipal Income Fund
Performance Overview and Holdings Summaries February 28, 2023

NAC
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Common Share Price
Total Returns as of
February 28, 2023
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NAC at Common Share NAV 5/26/99 (13.20)% 0.34% 2.58%
NAC at Common Share Price 5/26/99 (16.78)% 0.28% 1.56%
S&P Municipal Bond Index — (4.91)% 1.68% 2.13%
S&P Municipal Bond California Index — (4.78)% 1.55% 2.34%

Performance Overview and Holdings Summaries
February 28, 2023 (continued)
Holdings Summaries as of February 28, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 166 .3%
Other Assets & Liabilities, Net 1.4%
MFP Shares, Net ( 17 .7 ) %
VRDP Shares, Net ( 50 .0 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 12.0%
AAA 6.4%
AA 40.5%
A 17.2%
BBB 6.5%
BB or Lower 3.1%
N/R (not rated) 14.3%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 18.3%
Utilities 14.7%
U.S. Guaranteed 13.8%
Transportation 13.5%
Health Care 12.9%
Tax Obligation/Limited 12.1%
Housing/Multifamily 10.5%
Other 4.2%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 95.8%
Puerto Rico 3.4%
Guam 0.7%
Virgin Islands 0.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen California AMT-Free Quality Municipal In-
come Fund
Performance Overview and Holdings Summaries February 28, 2023

NKX
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Common Share Price
Total Returns as of
February 28, 2023
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NKX at Common Share NAV 11/21/02 (13.14)% 0.87% 3.01%
NKX at Common Share Price 11/21/02 (13.15)% 0.94% 2.61%
S&P Municipal Bond Index — (4.91)% 1.68% 2.13%
S&P Municipal Bond California Index — (4.78)% 1.55% 2.34%

Performance Overview and Holdings Summaries
February 28, 2023 (continued)
Holdings Summaries as of February 28, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 167 .8%
Other Assets & Liabilities, Net 1.7%
Floating Rate Obligations (5.4)%
MFP Shares, Net ( 22 .7 ) %
VRDP Shares, Net ( 41 .4 ) %
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 15.4%
AAA 3.8%
AA 41.5%
A 13.7%
BBB 6.4%
BB or Lower 3.3%
N/R (not rated) 15.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 22.6%
U.S. Guaranteed 15.8%
Tax Obligation/Limited 14.9%
Health Care 13.6%
Utilities 12.0%
Housing/Multifamily 10.5%
Transportation 6.8%
Other 3.8%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 93.7%
Puerto Rico 4.7%
Guam 1.1%
Virgin Islands 0.4%
New York 0.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen California Municipal Value Fund
Performance Overview and Holdings Summaries February 28, 2023

NCA
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Common Share Price
Total Returns as of
February 28, 2023
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NCA at Common Share NAV 10/07/87 (7.58)% 1.16% 2.53%
NCA at Common Share Price 10/07/87 (5.13)% 1.50% 2.08%
S&P Municipal Bond Index — (4.91)% 1.68% 2.13%
S&P Municipal Bond California Index — (4.78)% 1.55% 2.34%

Performance Overview and Holdings Summaries
February 28, 2023 (continued)
Holdings Summaries as of February 28, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 98 .8%
Other Assets & Liabilities, Net 1.2%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.1%
AAA 9.8%
AA 45.2%
A 19.5%
BBB 5.7%
BB or Lower 2.3%
N/R (not rated) 12.4%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/General 23.2%
Utilities 19.0%
Transportation 18.7%
Tax Obligation/Limited 10.1%
Health Care 9.7%
Housing/Multifamily 9.5%
U.S. Guaranteed 6.3%
Other 3.5%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 97.8%
Puerto Rico 2.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen California Select Tax-Free Income Portfo-
lio
Performance Overview and Holdings Summaries February 28, 2023

NXC
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Growth of an Assumed $10,000 Investment as of February 28, 2023
 - Common Share Price
Total Returns as of
February 28, 2023
Average Annual
Inception
Date 1-Year 5-Year 10-Year
NXC at Common Share NAV 6/19/92 (6.23)% 1.65% 2.75%
NXC at Common Share Price 6/19/92 (2.77)% 2.83% 3.28%
S&P Municipal Bond Index — (4.91)% 1.68% 2.13%
S&P Municipal Bond California Index — (4.78)% 1.55% 2.34%

Performance Overview and Holdings Summaries
February 28, 2023 (continued)
Holdings Summaries as of February 28, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 98 .2%
Other Assets & Liabilities, Net 1.8%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 11.9%
AAA 11.3%
AA 40.1%
A 18.5%
BBB 3.9%
BB or Lower 2.6%
N/R (not rated) 11.7%
Total 100%
Portfolio Composition
1
(% of total investments)
Utilities 21.4%
Tax Obligation/General 20.4%
Tax Obligation/Limited 13.6%
Transportation 12.0%
U.S. Guaranteed 11.9%
Health Care 10.3%
Housing/Multifamily 9.3%
Other 1.1%
Total 100%
States and Territories
2
(% of total municipal bonds)
California 98.7%
Puerto Rico 1.3%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Shareholder Meeting Report

The annual meeting of shareholders was held on November 18, 2022 for NAC, NKX and NCA; at this meeting the shareholders were asked to elect Board members.
NAC NKX NCA
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Common and
Preferred
shares voting
together
as a class
Preferred
shares voting
together
as a class
Approval of the Board Members was reached as follows:
Judith M. Stockdale
For 101,750,835 — 34,901,203 — 26,861,810 —
Withhold 3,336,024 — 1,186,396 — 661,992 —
Total 105,086,859 — 36,087,599 — 27,523,802 —
Carole E. Stone
For 101,807,900 — 34,940,704 — 26,883,619 —
Withhold 3,278,959 — 1,146,895 — 640,183 —
Total 105,086,859 — 36,087,599 — 27,523,802 —
Margaret L. Wolff
For 101,867,468 — 34,928,317 — 26,877,856 —
Withhold 3,219,391 — 1,159,282 — 645,946 —
Total 105,086,859 — 36,087,599 — 27,523,802 —
William C. Hunter
For — 11,187 — 4,326 26,689,956 —
Withhold — — — — 833,846 —
Total — 11,187 — 4,326 27,523,802 —
Albin F. Moschner
For — 11,187 — 4,326 — —
Withhold — — — — — —
Total — 11,187 — 4,326 — —

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees
Nuveen California Quality Municipal Income Fund, Nuveen California AMT-Free Quality
Municipal Income Fund, Nuveen California Municipal Value Fund, and Nuveen California Select
Tax-Free Income Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Funds listed in Appendix A (the Funds), including the portfolios of investments, as of February 28, 2023, the related statements of operations, cash flows and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements) and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 28, 2023, the results of their operations, cash flows and changes in net assets for the periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 28, 2023, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
April 26, 2023

(continued)

Appendix A
For the year ended February 28, 2023 (statements of operations and cash flows); for each of the years in the two-year period ended February 28, 2023 (statement of changes in net assets); for each of the years in the five-year period ended February 28, 2023 (financial highlights):
Nuveen California Quality Municipal Income Fund
Nuveen California AMT-Free Quality Municipal Income Fund
For the year ended February 28, 2023 (statement of operations); for each of the years in the two-year period ended February 28, 2023 (statement of changes in net assets); for each of the years in the five-year period ended February 28, 2023 (financial highlights):
Nuveen California Municipal Value Fund
For the year ended February 28, 2023 (statement of operations); for the year ended February
28, 2023, the eleven-month period ended February 28, 2022, and the year ended March 31,
2021 (statement of changes in net assets); for the year ended February 28, 2023, the eleven-
month period ended February 28, 2022, and for each of the years in the four-year period ended March 31, 2021 (financial highlights):
Nuveen California Select Tax-Free Income Portfolio

Nuveen California Quality Municipal Income
Fund
Portfolio of Investments February 28, 2023
NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 166.3% (100.0% of Total Investments)
X
3,013,132,207 MUNICIPAL BONDS - 166.3%  (100.0% of Total Investments)
X 3,013,132,207
Consumer Staples - 0.9% (0.6% of Total Investments)
$ 1,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
3/23 at 100.00 N/R $ 921,730
2,575 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 2,272,746
3,095 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+ 3,122,824
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
3/23 at 23.97 N/R 5,978,250
19,000 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007B, 0.000%, 6/01/47
3/23 at 24.82 N/R 4,694,330
Total Consumer Staples 16,989,880
Education and Civic Organizations - 6.1% (3.6% of Total Investments)
5,725 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2016U-7, 5.000%, 6/01/46
No Opt. Call AAA 6,620,276
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B:
800 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 691,288
1,000 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 829,230
1,000 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46,
144A
7/26 at 100.00 BB 899,500
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
3,500 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB- 3,510,500
1,650 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 1,408,886
4,000 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 3,961,840
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 BBB- 957,360
350 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27, 144A
No Opt. Call N/R 346,867
1,615 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 1,621,299
2,150 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 2,157,159
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016C:
5,995 5.000%, 7/01/46, 144A 7/25 at 101.00 BBB 6,023,056
8,340 5.250%, 7/01/52, 144A 7/25 at 101.00 BBB 8,419,397
800 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51, 144A
7/26 at 100.00 BBB- 822,944
5,140 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/43
11/25 at 100.00 Aa2 5,341,694
10,440 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 Aa2 11,235,737
7,505 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/40
11/30 at 100.00 Aa2 6,318,159

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of California, General Revenue Bonds, Limited
Project Series 2018O:
$ 8,500 5.000%, 5/15/43 5/28 at 100.00 AA- $ 9,049,695
17,150 5.000%, 5/15/48 5/28 at 100.00 AA- 18,147,787
University of California, General Revenue Bonds, Series
2018AZ:
3,930 5.000%, 5/15/38 5/28 at 100.00 AA 4,248,644
6,775 5.000%, 5/15/48 5/28 at 100.00 AA 7,182,313
10,000 University of California, General Revenue Bonds, Series 2020BE, 4.000%,
5/15/47
5/30 at 100.00 AA 9,618,100
Total Education and Civic Organizations 109,411,731
Financials - 0.0% (0.0% of Total Investments)
1,305 Puerto Rico Urgent Interest Fund Corp (COFINA), National Taxable Trust
Unit, Series 2007A Sr. Bond, 0.000%, 8/01/54 (4)
No Opt. Call N/R 246,197
Total Financials 246,197
Health Care - 21.5% (12.9% of Total Investments)
9,345 ABAG Finance Authority for Nonprofit Corporations, California, Revenue
Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43
8/23 at 100.00 AA 9,367,241
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
19,795 5.000%, 11/15/46 11/26 at 100.00 A1 20,179,221
13,110 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 13,385,703
5,890 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/38
11/27 at 100.00 A1 6,222,432
7,960 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 A 7,505,802
7,810 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2013A, 4.000%, 3/01/43
3/23 at 100.00 A 7,009,006
15,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39
8/26 at 100.00 Aa3 15,007,500
3,900 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 3,945,240
California Health Facilities Financing Authority, Revenue
Bonds, City of Hope National Medical Center, Series 2019:
16,625 4.000%, 11/15/45 11/29 at 100.00 A 15,254,601
30,630 5.000%, 11/15/49 11/26 at 100.00 A 30,945,489
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
31,810 4.000%, 4/01/44 4/30 at 100.00 A- 29,127,145
10,855 4.000%, 4/01/45 4/30 at 100.00 A- 9,848,416
2,815 4.000%, 4/01/49 4/30 at 100.00 A- 2,488,938
24,625 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/51
5/32 at 100.00 AA- 22,812,846
6,105 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 6,217,515
2,230 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2014A, 5.000%,
10/01/38
10/24 at 100.00 A+ 2,259,614
8,375 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+ 8,423,826
16,330 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47
10/26 at 100.00 A+ 15,045,972
16,185 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 AA 15,000,420
685 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 696,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
$ 11,520 5.250%, 11/01/41 11/26 at 100.00 BBB- $ 11,561,933
6,750 5.000%, 11/01/47 11/26 at 100.00 BBB- 6,777,000
3,900 5.250%, 11/01/47 11/26 at 100.00 BBB- 3,911,622
5,330 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 5,617,021
9,820 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 9,686,055
5,760 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 5.000%, 8/01/47
2/28 at 100.00 AA 5,934,758
2,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,019,220
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
1,000 5.250%, 12/01/34 12/24 at 100.00 BB+ 1,018,110
1,200 5.250%, 12/01/44 12/24 at 100.00 BB+ 1,167,936
2,375 5.500%, 12/01/54 12/24 at 100.00 BB+ 2,354,053
43,280 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 40,810,443
16,445 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB+ 16,168,560
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
2,345 5.000%, 3/01/35 3/26 at 100.00 A 2,419,337
3,000 5.000%, 3/01/45 3/26 at 100.00 A 3,033,420
6,465 California Statewide Communities Development Authority, Revenue
Bonds, John Muir Health, Series 2016A, 4.000%, 8/15/51
8/26 at 100.00 A+ 5,955,946
2,475 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 2,619,689
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
166 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R 165,764
181 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 180,841
127 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 126,597
171 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 170,681
6,200 Madera County, California, Certificates of Participation, Valley Children's
Hospital Project, Series 1995, 5.750%, 3/15/28 - NPFG Insured
3/23 at 100.00 AAA 6,385,628
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
6,250 5.000%, 11/01/36 11/26 at 100.00 BBB 6,369,750
4,500 4.000%, 11/01/39 11/26 at 100.00 BBB 4,066,875
720 5.000%, 11/01/39 11/26 at 100.00 BBB 727,538
9,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 AA- 9,724,500
Total Health Care 389,716,644
Housing/Multifamily - 17.4% (10.5% of Total Investments)
22,285 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 17,388,317
22,070 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 17,648,717
6,250 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Senior Series 2021A-1, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 5,228,188

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 23,610 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R $ 20,560,060
6,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 5,215,476
660 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 507,989
2,090 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 1,965,311
1,385 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 1,328,534
7,575 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 6,555,481
22,708 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 22,443,707
13,728 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 12,928,467
5,136 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call BBB 4,743,801
3,373 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 3,360,790
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
1,680 5.250%, 8/15/39 8/24 at 100.00 A- 1,704,948
2,150 5.250%, 8/15/49 8/24 at 100.00 A- 2,175,649
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
1,325 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 1,282,865
1,000 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 967,350
23,750 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 18,054,987
8,060 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 6,286,639
7,345 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 5,061,733
3,265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 2,588,884
11,510 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 8,055,849
1,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,339,536
12,910 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 10,746,284
20,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 15,434,245
23,610 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 20,006,642
5,180 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 4,341,358

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 7,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R $ 4,936,185
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
6,210 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 4,937,695
8,060 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 5,506,270
3,590 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 2,701,547
21,695 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 16,075,127
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
2,215 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 1,688,915
9,645 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 6,665,467
450 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 323,118
1,095 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 734,701
12,115 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 9,870,939
5,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 4,215,468
8,025 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 6,056,467
2,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,630,974
5,700 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 4,212,357
20,760 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 13,804,777
21,185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 14,305,383
Total Housing/Multifamily 315,587,197
Tax Obligation/General - 30.4% (18.3% of Total Investments)
4,125 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/25 - AGM Insured
No Opt. Call AA 3,813,851
4,420 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 Aa2 4,705,046
California State, General Obligation Bonds, Refunding
Various Purpose Series 2016:
4,600 5.000%, 8/01/33 8/26 at 100.00 Aa2 4,901,208
8,000 5.000%, 9/01/37 9/26 at 100.00 Aa2 8,475,520
7,250 California State, General Obligation Bonds, Refunding Various Purpose
Series 2020, 3.000%, 11/01/35
11/30 at 100.00 Aa2 6,642,958
3,570 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021. Forward Delivery, 5.000%, 9/01/41
9/31 at 100.00 Aa2 3,961,415
50 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 3/23 at 100.00 Aa2 50,077

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
California State, General Obligation Bonds, Series 2014:
$ 9,320 5.000%, 12/01/43 12/23 at 100.00 Aa2 $ 9,410,218
California State, General Obligation Bonds, Various Purpose
Refunding Series 2015:
6,700 5.000%, 8/01/32 2/25 at 100.00 Aa2 6,963,377
11,000 5.000%, 8/01/34 8/25 at 100.00 Aa2 11,510,400
5,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/36
9/26 at 100.00 Aa2 5,307,600
California State, General Obligation Bonds, Various Purpose
Series 2013:
9,940 5.000%, 4/01/37 4/23 at 100.00 Aa2 9,950,834
16,960 5.000%, 4/01/43 4/23 at 100.00 Aa2 16,977,130
7,240 5.000%, 11/01/43 11/23 at 100.00 Aa2 7,302,409
California State, General Obligation Bonds, Various Purpose
Series 2014:
24,970 5.000%, 5/01/32 5/24 at 100.00 Aa2 25,465,405
8,910 5.000%, 10/01/39 10/24 at 100.00 Aa2 9,104,772
7,780 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 11/01/47
11/27 at 100.00 Aa2 8,261,426
9,500 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 9,862,425
5,000 California State, General Obligation Bonds, Various Purpose Series 2019,
5.000%, 4/01/49
4/29 at 100.00 Aa2 5,339,200
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 Aa2 1,743,131
2,725 Centinela Valley Union High School District, Los Angeles County,
California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 -
NPFG Insured
No Opt. Call A+ 2,831,466
5,400 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48
8/26 at 100.00 Aa3 5,129,082
7,860 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 3.000%,
8/01/44 - BAM Insured
8/28 at 100.00 AA 6,307,414
5,000 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46
8/26 at 100.00 AAA 4,869,900
12,500 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 Aa2 11,881,250
18,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 Aa2 18,163,670
5,150 Hacienda La Puente Unified School District Facilities Financing Authority,
California, General Obligation Revenue Bonds, Program Series 2007,
5.000%, 8/01/26 - AGM Insured
No Opt. Call AA 5,506,431
3,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 2,861,040
5,585 Lake Elsinore Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series B, 4.000%, 8/01/49 - BAM
Insured
8/27 at 100.00 AA 5,226,946
5,630 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured (7)
No Opt. Call AA 4,352,834
4,140 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 Aaa 4,143,643
1,285 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/40
7/30 at 100.00 AAA 1,281,261
3,100 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 Aa2 3,021,415
Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A:
10,000 4.000%, 8/01/40 8/25 at 100.00 Aa2 9,812,100
7,500 4.000%, 8/01/45 8/25 at 100.00 Aa2 7,152,675
4,100 Monrovia Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call Aa3 3,524,770

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 6,950 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 Aa1 $ 6,690,000
10,765 North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 -
FGIC Insured
No Opt. Call AA+ 9,282,875
1,815 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA 1,254,256
Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Refunding Election
2012 Series 2013A:
9,650 4.250%, 8/01/47 8/23 at 100.00 Aa3 9,565,177
10,330 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/35
No Opt. Call A1 6,082,717
5,000 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 Aa3 5,928,750
2,500 Pleasant Valley School District, Ventura County, California, General
Obligation Bonds, Refunding Series B, 4.000%, 8/01/46
8/29 at 100.00 Aa2 2,395,250
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
7,495 4.000%, 7/01/37 7/31 at 103.00 N/R 6,409,799
23,736 4.000%, 7/01/41 7/31 at 103.00 N/R 19,607,360
5,281 4.000%, 7/01/46 7/31 at 103.00 N/R 4,205,260
28,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call Aa1 10,607,520
7,500 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2022D-1, 4.250%,
8/01/52
2/32 at 100.00 Aaa 7,530,675
9,760 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 A1 9,301,085
21,000 San Marcos Unified School District, San Diego County, California, General
Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51
No Opt. Call AA- 5,853,960
1,220 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
7/01/51 (7)
9/41 at 100.00 Aaa 838,628
4,970 San Rafael City High School District, Marin County, California, General
Obligation Bonds, Series 2004B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call AA+ 4,276,437
1,540 Santa Maria Joint Union High School District, Santa Barbara and San Luis
Obispo Counties, California, General Obligation Bonds, Series 2003B,
5.625%, 8/01/24 - AGM Insured
No Opt. Call Aa2 1,576,359
4,175 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2000, Series 2004, 0.000%,
8/01/25 - FGIC Insured
No Opt. Call Aa2 3,856,448
5,530 Stockton Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 - AGM
Insured (7)
8/37 at 100.00 AA 5,693,688
26,000 Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 -
AGM Insured (7)
No Opt. Call AA 20,552,220
Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B:
4,740 5.500%, 8/01/38 8/24 at 100.00 A1 4,880,683
4,830 5.500%, 8/01/40 8/24 at 100.00 A1 4,962,246
20,510 5.000%, 8/01/43 8/24 at 100.00 A1 20,672,234
Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A:
4,355 5.500%, 8/01/38 8/24 at 100.00 A1 4,481,208
3,500 5.500%, 8/01/40 8/24 at 100.00 A1 3,595,830

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 8,410 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 A1 $ 7,824,916
2,015 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2012C, 5.000%, 8/01/26
3/23 at 100.00 Aa2 2,016,894
140,160 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (7)
No Opt. Call Aa2 105,676,435
Total Tax Obligation/General 551,433,209
Tax Obligation/Limited - 20.1% (12.1% of Total Investments)
1,675 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,715,451
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
3/23 at 100.00 N/R 1,661,173
745 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.500%, 10/01/23 - RAAI Insured
3/23 at 100.00 AA 746,751
1,200 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 AA 1,279,080
California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Series
2013G:
10,690 5.250%, 9/01/30 9/23 at 100.00 Aa3 10,802,245
18,135 5.250%, 9/01/32 9/23 at 100.00 Aa3 18,313,811
California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Various
Correctional Facilities Series 2013F:
8,685 5.250%, 9/01/31 9/23 at 100.00 Aa3 8,771,068
1,450 5.250%, 9/01/33 9/23 at 100.00 Aa3 1,463,935
10,525 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 10,751,498
17,395 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 Aa3 17,788,649
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,001,470
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Yuba City Courthouse, Series 2013D, 5.000%,
6/01/32
6/23 at 100.00 Aa3 1,004,230
9,950 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3 10,050,794
13,520 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2014E, 5.000%, 9/01/39
9/24 at 100.00 Aa3 13,810,950
545 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ 567,688
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
9,000 5.000%, 11/15/29 11/25 at 100.00 BB 9,212,040
11,000 5.000%, 11/15/39 11/25 at 100.00 BB 11,050,490
190 Inglewood Redevelopment Agency, California, Tax Allocation Bonds,
Merged Redevelopment Project, Refunding Series 1998A, 5.250%,
5/01/23 - AMBAC Insured
No Opt. Call N/R 190,386
Jurupa Public Financing Authority, California, Special Tax
Revenue Bonds, Series 2014A:
530 5.000%, 9/01/29 9/24 at 100.00 A+ 542,884
1,900 5.000%, 9/01/30 9/24 at 100.00 A+ 1,943,966
1,220 5.000%, 9/01/31 9/24 at 100.00 A+ 1,247,145
1,955 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/43
9/25 at 100.00 A+ 2,037,188

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 810 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R $ 823,762
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,011,570
Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior
Series 2016A:
5,125 5.000%, 6/01/36 6/26 at 100.00 AAA 5,434,089
5,620 5.000%, 6/01/37 6/26 at 100.00 AAA 5,942,756
10,455 5.000%, 6/01/38 6/26 at 100.00 AAA 11,033,580
20,735 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 AAA 22,181,681
3,995 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 AAA 4,250,360
8,945 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2021A,
5.000%, 7/01/42
7/31 at 100.00 AAA 9,914,370
2,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 2,142,560
1,835 Modesto, California, Special Tax Bonds, Community Facilities District
2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31
9/24 at 100.00 BBB+ 1,882,453
1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project
Area 1, Series 2009, 7.000%, 3/01/34
3/23 at 100.00 A+ 1,003,470
11,095 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call AAA 11,513,503
6,055 Orange County Local Transportation Authority, California, Measure M2
Sales Tax Revenue Bonds, Limited Tax Series 2019, 5.000%, 2/15/41
2/29 at 100.00 AA+ 6,533,284
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
11,230 5.250%, 9/01/30 9/23 at 100.00 N/R 11,319,278
10,065 5.750%, 9/01/39 9/23 at 100.00 N/R 10,139,280
1,545 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 1,557,329
8,750 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/23 - AMBAC Insured
No Opt. Call AA 8,619,363
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
14,741 0.000%, 7/01/51 7/28 at 30.01 N/R 2,781,332
73,327 5.000%, 7/01/58 7/28 at 100.00 N/R 68,032,790
43 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 37,186
3,500 Rancho Cucamonga Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Rancho Redevelopment Project, Series
2014, 5.000%, 9/01/30
9/24 at 100.00 AA+ 3,613,645
815 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 AA 805,204
5,000 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/38
12/27 at 100.00 AA+ 5,368,000
Riverside County, California, Special Tax Bonds, Community
Facilities District 04-2 Lake Hill Crest, Series 2012:
990 5.000%, 9/01/29 9/23 at 100.00 N/R 997,584
2,615 5.000%, 9/01/35 9/23 at 100.00 N/R 2,629,330
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
555 5.000%, 9/01/30 3/23 at 100.00 N/R 555,594
710 5.000%, 9/01/42 3/23 at 100.00 N/R 710,220

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
$ 385 5.000%, 9/01/31 9/25 at 100.00 N/R $ 397,047
575 5.000%, 9/01/37 9/25 at 100.00 N/R 586,063
4,250 Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series
2005A, 0.000%, 12/01/31 - FGIC Insured
No Opt. Call A 3,124,175
San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008:
1,000 7.750%, 8/01/28 3/23 at 100.00 A 1,003,900
1,325 8.000%, 8/01/38 3/23 at 100.00 A 1,330,353
615 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 622,103
255 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Refunding Series 2013A, 5.000%,
8/01/33
3/23 at 100.00 N/R 257,111
1,795 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 1,811,406
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 A 5,184,200
1,060 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
3/23 at 100.00 N/R 1,062,883
2,500 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/37
9/25 at 103.00 N/R 2,592,250
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
1,145 5.500%, 9/01/27, 144A No Opt. Call N/R 1,178,663
1,435 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R 1,529,265
5,520 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 5,692,390
1,350 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2002-1 Improvement
Area 1, Series 2012, 5.000%, 9/01/33
3/23 at 100.00 N/R 1,351,364
Transbay Joint Powers Authority, California, Tax Allocation
Bonds, Senior Green Series 2020A:
2,125 5.000%, 10/01/45 4/30 at 100.00 A- 2,176,064
5,085 5.000%, 10/01/49 4/30 at 100.00 A- 5,159,953
1,620 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
3/23 at 100.00 AA 1,621,021
1,280 William S Hart School Financing Authority, California, Refunding Revenue
Bonds, Series 2013, 5.000%, 9/01/34
9/23 at 100.00 A 1,290,995
Total Tax Obligation/Limited 364,757,671
Transportation - 22.5% (13.5% of Total Investments)
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/37
4/27 at 100.00 AA- 10,157,500
7,775 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 7,448,994
1,200 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 AA+ 1,236,768
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
4,340 5.000%, 5/15/44 5/29 at 100.00 Aa2 4,672,183
7,500 5.000%, 5/15/49 5/29 at 100.00 Aa2 8,013,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
$ 3,730 4.000%, 5/15/41, (AMT) 5/32 at 100.00 AA- $ 3,554,503
4,000 3.250%, 5/15/49, (AMT) 5/32 at 100.00 AA- 3,067,760
13,625 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private
Activity Series 2021A, 5.000%, 5/15/51, (AMT)
5/31 at 100.00 AA- 14,067,404
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Series 2021B,
5.000%, 5/15/45
5/31 at 100.00 AA- 3,251,970
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015D:
2,600 5.000%, 5/15/31, (AMT) 5/25 at 100.00 AA 2,683,434
2,000 5.000%, 5/15/36, (AMT) 5/25 at 100.00 AA 2,041,660
24,920 5.000%, 5/15/41, (AMT) 5/25 at 100.00 AA 25,204,337
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Series
2022H:
4,850 5.000%, 5/15/42, (AMT) 11/31 at 100.00 AA 5,112,385
5,080 5.000%, 5/15/52, (AMT) 11/31 at 100.00 AA 5,252,009
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2016B:
1,000 5.000%, 5/15/34, (AMT) 5/26 at 100.00 AA- 1,039,240
24,405 5.000%, 5/15/46, (AMT) 5/26 at 100.00 AA- 24,709,818
3,310 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 AA- 3,377,723
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 AA- 5,128,950
5,485 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/44
11/28 at 100.00 AA- 5,830,665
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
945 5.000%, 5/15/37, (AMT) 11/31 at 100.00 AA- 1,012,237
22,230 5.000%, 5/15/46, (AMT) 11/31 at 100.00 AA- 23,128,981
4,160 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 AA- 4,338,048
5,000 Los Angeles Harbors Department, California, Revenue Bonds, Refunding
Series 2014B, 5.000%, 8/01/44
8/24 at 100.00 AA+ 5,100,300
Los Angeles Harbors Department, California, Revenue
Bonds, Series 2014C:
1,865 5.000%, 8/01/36 8/24 at 100.00 AA+ 1,916,437
6,610 5.000%, 8/01/44 8/24 at 100.00 AA+ 6,742,596
4,780 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 A- 4,397,696
7,750 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 A 7,158,830
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Refunding Subordinate Series
2019A:
3,600 5.000%, 7/01/34 7/29 at 100.00 A+ 4,000,680
1,250 5.000%, 7/01/36 7/29 at 100.00 A+ 1,362,075
6,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+ 5,612,400

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 25,270 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+ $ 26,241,379
9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ 9,274,230
22,835 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 A+ 23,117,241
10,910 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 A+ 11,135,510
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
23,845 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A+ 24,416,326
18,100 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A+ 18,397,202
10,500 5.250%, 5/01/48, (AMT) 5/28 at 100.00 A+ 10,791,795
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
3,040 5.000%, 5/01/38, (AMT) 5/29 at 100.00 A+ 3,177,317
2,000 5.000%, 5/01/44, (AMT) 5/29 at 100.00 A+ 2,055,280
42,645 5.000%, 5/01/49, (AMT) 5/29 at 100.00 A+ 43,430,521
4,900 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/40,
(AMT)
5/29 at 100.00 A+ 5,084,926
7,510 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 A+ 7,900,895
16,936 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 15,507,618
6,250 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
5.000%, 3/01/47, (AMT)
3/27 at 100.00 A 6,338,625
Total Transportation 407,489,898
U.S. Guaranteed - 22.9% (13.8% of Total Investments) (8)
18,400 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 20,120,584
5,705 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.250%, 4/01/48, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 5,714,870
9,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/49, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 10,786,965
Bay Area Water Supply and Conservation Agency, California,
Revenue Bonds, Capital Cost Recovery Prepayment
Program, Series 2013A:
2,000 5.000%, 10/01/27, (Pre-refunded 4/01/23) 4/23 at 100.00 AA- 2,002,980
7,000 5.000%, 10/01/34, (Pre-refunded 4/01/23) 4/23 at 100.00 AA- 7,010,430
1,285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 1,346,333
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
12,880 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 13,793,578
16,250 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 17,117,750
5,360 California Infrastructure and Economic Development Bank, First Lien
Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
5.000%, 7/01/23 - AGM Insured, (ETM)
10/21 at 100.00 AA+ 5,395,644

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 21,255 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41,
(Pre-refunded 10/01/26)
10/26 at 100.00 AAA $ 22,934,570
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Series 2013, 5.000%, 10/01/38, (Pre-refunded 10/01/23)
10/23 at 100.00 Baa1 1,010,100
18,250 California Municipal Finance Authority, Revenue Bonds, Pomona College,
Series 2017, 5.000%, 1/01/48, (Pre-refunded 1/01/28)
1/28 at 100.00 Aaa 20,179,755
California State, General Obligation Bonds, Series 2014:
925 5.000%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 937,996
5,500 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%,
11/15/44, (Pre-refunded 11/15/24) - AGM Insured
11/24 at 100.00 AA 5,679,630
2,670 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 2,739,073
7,500 Desert Community College District, Riverside County, California, General
Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37, (Pre-
refunded 2/01/26)
2/26 at 100.00 AA 7,949,700
20,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- 21,309,860
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
45,735 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 46,793,765
45,725 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 46,868,582
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
1,790 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 1,867,435
1,460 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ 1,523,160
86,320 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 90,054,203
1,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A,
5.000%, 6/01/30, (Pre-refunded 6/01/23)
6/23 at 100.00 Aa3 1,005,010
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
55 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R 61,887
70 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R 78,766
5,840 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, 5.375%, 8/15/29, (ETM)
No Opt. Call N/R 6,539,282
905 Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B, 5.000%, 8/15/34, (Pre-refunded 8/15/32) -
NPFG Insured
8/32 at 100.00 N/R 1,078,217
2,370 Oxnard School District, Ventura County, California, General Obligation
Bonds, Election 2012 Series 2013B, 5.000%, 8/01/43, (Pre-refunded
8/01/23) - AGM Insured
8/23 at 100.00 AA 2,389,007
Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Refunding Election
2012 Series 2013A:
9,385 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 Aa3 9,460,268
235 Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage
Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23, (ETM)
No Opt. Call AA+ 239,084
2,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 2002E, 6.000%, 8/01/26, (ETM)
No Opt. Call N/R 2,179,900
1,000 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A 1,006,580
1,460 Rohnert Park Community Development Commission, California, Tax
Allocation Bonds, Redevelopment Project Series 2007R, 5.000%,
8/01/37 - FGIC Insured, (ETM)
3/23 at 100.00 Baa2 1,529,788
5,825 Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%,
9/01/42, (Pre-refunded 9/01/23)
9/23 at 100.00 AA 5,881,328

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 4,250 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA $ 4,565,648
9,550 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Senior Series 2013B, 5.000%, 7/01/43, (Pre-refunded 7/01/23),
(AMT)
7/23 at 100.00 A1 9,598,323
5,000 San Diego County Regional Transportation Commission, California, Sales
Tax Revenue Bonds, Series 2014A, 5.000%, 4/01/44, (Pre-refunded
4/01/24)
4/24 at 100.00 AAA 5,101,450
1,600 Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue
Bonds, Series 2015, 5.000%, 8/01/45, (Pre-refunded 8/01/25)
8/25 at 100.00 Aa2 1,679,376
8,760 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2013J, 5.250%, 5/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 AA- 8,798,456
Total U.S. Guaranteed 414,329,333
Utilities - 24.5% (14.7% of Total Investments)
Bay Area Water Supply and Conservation Agency, California,
Revenue Bonds, Capital Cost Recovery Prepayment
Program, Series 2013A:
6,010 5.000%, 10/01/29 4/23 at 100.00 AA- 6,018,955
10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 9,947,400
5,000 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/48
4/28 at 100.00 AAA 5,320,500
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
3,925 5.000%, 7/01/37, (AMT), 144A 7/23 at 100.00 BBB 3,935,009
65,500 5.000%, 11/21/45, (AMT), 144A 7/23 at 100.00 BBB 65,576,635
170 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A,
5.250%, 10/01/24 - AGM Insured
3/23 at 100.00 AA 170,323
East Bay Municipal Utility District, Alameda and Contra
Costa Counties, California, Water System Revenue Bonds,
Green Series 2017A:
5,000 5.000%, 6/01/42 6/27 at 100.00 AAA 5,311,800
2,200 5.000%, 6/01/45 6/27 at 100.00 AAA 2,328,370
10,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%,
6/01/44
6/24 at 100.00 AAA 10,130,000
Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A:
14,140 5.000%, 11/15/35 No Opt. Call AA- 14,865,806
7,610 5.500%, 11/15/37 No Opt. Call AA- 8,281,659
4,865 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2013B, 5.000%, 7/01/28
7/23 at 100.00 Aa2 4,892,828
4,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2 4,034,840
24,070 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 Aa2 24,390,372
10,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 Aa2 10,415,800
44,455 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 Aa2 46,503,042
12,870 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 13,844,516
8,980 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 Aa2 9,597,555

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2020B:
$ 8,960 5.000%, 7/01/40 7/30 at 100.00 Aa2 $ 9,867,379
26,625 5.000%, 7/01/50 7/30 at 100.00 Aa2 28,534,013
4,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/46
7/31 at 100.00 Aa2 4,350,560
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2022C:
3,000 5.000%, 7/01/39 1/32 at 100.00 Aa2 3,374,640
2,325 5.000%, 7/01/41 1/32 at 100.00 Aa2 2,577,169
10,000 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/52
1/32 at 100.00 Aa2 10,842,500
6,770 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 AA+ 7,058,944
43,615 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 AA+ 45,826,280
6,650 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 7,108,451
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
2,000 5.000%, 7/01/36 7/30 at 100.00 Aa2 2,265,280
3,000 5.000%, 7/01/38 7/30 at 100.00 Aa2 3,339,720
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 AA 5,345,600
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Subordinate Lien Series 2013A:
1,245 5.000%, 6/01/34 6/23 at 100.00 AA 1,250,266
6,840 5.000%, 6/01/35 6/23 at 100.00 AA 6,868,797
5,025 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 AAA 5,646,341
7,525 Moulton Niguel Water District, California, Certificates of Participation,
Series 2019, 3.000%, 9/01/44
3/29 at 100.00 AAA 5,928,270
6,970 Public Facilities Financing Authority of the City of San Diego, California,
Subordinated Sewer Revenue Bonds, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 AA 7,572,278
2,950 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/50
12/30 at 100.00 AA 3,171,810
18,180 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Series 2020H, 5.000%, 8/15/50
8/30 at 100.00 AA 19,661,852
2,500 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Tender Option Bond Trust 2016-XG0060, 7.905%, 8/15/41, 144A, (IF)
(9)
8/23 at 100.00 AA 2,567,225
4,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 Aa3 4,259,640
2,555 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 Aa1 2,766,579
Southern California Public Power Authority, California,
Revenue Bonds, Apex Power Project Series 2014A:
1,565 5.000%, 7/01/35 7/24 at 100.00 AA- 1,598,898
1,500 5.000%, 7/01/38 7/24 at 100.00 AA- 1,529,745
4,000 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.000%, 11/01/33
No Opt. Call A2 4,292,800
Total Utilities 443,170,447
Total Long-Term Investments (cost $3,029,524,069) 3,013,132,207
MFP Shares, Net - (17.7)% (10) (319,858,894)
VRDP Shares, Net - (50.0)% (11) (905,261,210)
Other Assets & Liabilities, Net - 1.4% 23,739,534
Net Assets Applicable to Common Shares - 100% $ 1,811,751,637

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2023

NAC
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing
Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated
coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(10) MFP Shares, Net as a percentage of Total Investments is 10.6%.
(11) VRDP Shares, Net as a percentage of Total Investments is 30.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
See Notes to Financial Statements

Nuveen California AMT-Free Quality Municipal
Income Fund
Portfolio of Investments February 28, 2023
NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 167.8% (100.0% of Total Investments)
X
1,035,604,091 MUNICIPAL BONDS - 167.8%  (100.0% of Total Investments)
X 1,035,604,091
Consumer Staples - 0.0% (0.0% of Total Investments)
$ 235 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 207,416
Total Consumer Staples 207,416
Education and Civic Organizations - 6.1% (3.6% of Total Investments)
995 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46,
144A
7/26 at 100.00 BB 895,002
1,560 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.875%, 1/01/42, 144A
3/23 at 100.00 N/R 1,495,931
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 BBB- 957,360
635 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 637,476
750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 752,498
4,925 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.000%, 7/01/46, 144A
7/25 at 101.00 BBB 4,948,049
280 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 5.750%, 7/01/41, 144A
7/26 at 100.00 BBB- 287,753
8,290 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/43
11/25 at 100.00 Aa2 8,615,300
7,710 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 AA- 8,124,798
10,000 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 AA- 10,646,700
Total Education and Civic Organizations 37,360,867
Health Care - 22.8% (13.6% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
13,295 4.000%, 11/15/41 11/26 at 100.00 A1 12,464,594
15,875 5.000%, 11/15/46 11/26 at 100.00 A1 16,183,134
10,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48
11/27 at 100.00 A1 9,088,500
7,760 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 AA- 7,404,980
10,665 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 10,788,714
1,000 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 5.000%, 11/15/35
3/23 at 100.00 A 976,460
2,930 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A 2,688,480
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
3,390 4.000%, 4/01/44 4/30 at 100.00 A- 3,104,088
1,055 4.000%, 4/01/49 4/30 at 100.00 A- 932,799
7,500 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Forward
Delivery Series 2022A, 4.000%, 5/15/46
5/32 at 100.00 AA- 7,125,000

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
February 28, 2023

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,520 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- $ 2,566,443
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
795 5.000%, 10/01/38 10/24 at 100.00 A+ 805,558
2,800 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+ 2,816,324
California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A:
5,495 4.000%, 2/01/51 - AGM Insured 2/32 at 100.00 AA 5,092,821
4,615 4.000%, 2/01/51 2/32 at 100.00 A- 4,263,337
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 254,175
1,750 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2015, 5.000%, 11/01/44
11/24 at 100.00 BBB- 1,757,612
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,690 5.250%, 11/01/36 11/26 at 100.00 BBB- 1,701,830
1,000 5.000%, 11/01/47 11/26 at 100.00 BBB- 1,004,000
3,200 5.250%, 11/01/47 11/26 at 100.00 BBB- 3,209,536
1,855 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 1,954,892
13,615 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 13,429,291
1,100 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 1,110,571
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
1,200 5.250%, 12/01/44 12/24 at 100.00 BB+ 1,167,936
4,000 5.500%, 12/01/54 12/24 at 100.00 BB+ 3,964,720
14,740 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 13,898,936
2,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB+ 1,892,680
845 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 894,399
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
11 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 11,471
69 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R 69,485
2 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R 1,721
8,895 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 4.000%, 11/01/39
11/26 at 100.00 BBB 8,038,856
Total Health Care 140,663,343
Housing/Multifamily - 17.7% (10.5% of Total Investments)
7,680 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 5,992,474
7,570 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 6,053,502
1,250 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Senior Series 2021A-1, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 1,045,638

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 3,590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R $ 3,126,244
4,720 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 3,536,932
230 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 177,026
1,700 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 N/R 1,598,578
500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 479,615
4,750 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 4,110,697
7,734 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 7,643,905
6,390 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 6,018,030
1,151 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,147,011
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
260 5.250%, 8/15/39 8/24 at 100.00 A- 263,861
705 5.250%, 8/15/49 8/24 at 100.00 A- 713,411
140 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Series 2017A, 5.000%, 7/01/37, 144A
7/27 at 100.00 Caa2 135,548
8,205 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 6,237,523
2,740 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 2,137,145
1,435 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 988,916
1,440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 1,141,805
3,980 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 2,785,602
595 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 463,386
6,135 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 5,106,774
7,065 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 5,319,168
8,125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 6,884,962
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
2,150 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 1,709,508
2,745 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 1,875,274
6,820 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 5,053,347

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
February 28, 2023

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
$ 770 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R $ 587,117
3,340 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 2,308,207
155 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 111,296
2,985 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 2,002,816
4,105 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 3,344,631
1,935 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 1,426,037
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 377,017
2,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 2,052,784
1,975 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 1,459,545
7,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 4,787,784
7,285 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 4,919,269
3,285 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds,  Rancho Vallecitos Mobile Home Park, Series 2013,
5.000%, 4/15/38
4/23 at 100.00 A- 3,288,384
La Verne, California, Mobile Home Park Revenue Bonds,
Copacabana Mobile Home Park, Refunding Series 2014:
670 5.000%, 6/15/44 6/24 at 100.00 A+ 674,590
185 5.000%, 6/15/49 6/24 at 100.00 A+ 186,056
Total Housing/Multifamily 109,271,415
Long-Term Care - 0.4% (0.2% of Total Investments)
1,225 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
3/23 at 100.00 AA 1,228,344
1,300 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/39
7/25 at 100.00 AA 1,353,755
Total Long-Term Care 2,582,099
Tax Obligation/General - 37.9% (22.6% of Total Investments)
2,210 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 Aa2 2,352,523
1,600 California State, General Obligation Bonds, Refunding Various Purpose
Series 2016, 5.000%, 8/01/33
8/26 at 100.00 Aa2 1,704,768
13,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2018. Bid Group C, 5.000%, 8/01/37
8/28 at 100.00 Aa2 14,123,980
California State, General Obligation Bonds, Series 2014:
8,190 5.000%, 12/01/43 12/23 at 100.00 Aa2 8,269,279

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
California State, General Obligation Bonds, Various Purpose
Series 2013:
$ 3,500 5.000%, 4/01/37 4/23 at 100.00 Aa2 $ 3,503,815
9,000 5.000%, 4/01/43 4/23 at 100.00 Aa2 9,009,090
5,520 5.000%, 11/01/43 11/23 at 100.00 Aa2 5,567,582
2,460 California State, General Obligation Bonds, Various Purpose Series 2014,
5.000%, 10/01/39
10/24 at 100.00 Aa2 2,513,776
5,390 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 8/01/45
8/25 at 100.00 Aa2 5,576,925
10,995 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 11,414,459
5,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 5,317,800
2,000 California State, General Obligation Bonds, Various Purpose Series 2020,
5.000%, 11/01/36
11/30 at 100.00 Aa2 2,250,680
2,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 AA 1,933,940
2,000 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 Aa2 2,145,860
20,750 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%,
8/01/43 - AGM Insured
No Opt. Call AA 7,973,603
4,500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2018B, 4.000%,
8/01/43
8/28 at 100.00 AAA 4,370,850
9,790 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series
2020B, 4.000%, 8/01/50
8/29 at 100.00 Aa2 9,305,395
1,725 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 Aaa 1,726,518
1,500 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/45
8/25 at 100.00 Aa2 1,430,535
4,500 Mount Diablo Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2010A, 5.500%, 8/01/30 - AGM
Insured
8/25 at 100.00 AA 4,804,290
2,125 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47
8/23 at 100.00 Aa3 2,106,321
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
850 4.000%, 7/01/37 7/31 at 103.00 N/R 726,929
16,744 4.000%, 7/01/41 7/31 at 103.00 N/R 13,831,549
10,565 4.000%, 7/01/46 7/31 at 103.00 N/R 8,412,909
11,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-1, 0.000%, 7/01/31
No Opt. Call Aa2 9,105,159
3,400 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 A1 3,240,132
2,670 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Capital Appreciation, Election 2010,
Refunding Series 2011A, 0.000%, 9/01/33 (6)
No Opt. Call Aaa 2,445,693
1,580 Santa Ana College Improvement District 1, Orange County, California,
General Obligation Bonds, Rancho Santiago Community College
District, Election of 2012, Series 2019C, 3.000%, 8/01/39
8/26 at 100.00 AA 1,342,874
10,000 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2011C, 0.000%,
8/01/41
No Opt. Call Aa2 4,558,300
Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, Election 2008 Series
2011D:
23,280 0.000%, 8/01/47 - AGC Insured (6) 8/37 at 100.00 AA 23,924,390
38,845 0.000%, 8/01/50 - AGM Insured (6) 8/37 at 100.00 AA 39,994,812

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
February 28, 2023

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 15,780 Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 -
AGM Insured (6)
No Opt. Call AA $ 12,473,617
8,345 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2 6,291,880
Total Tax Obligation/General 233,750,233
Tax Obligation/Limited - 25.1% (14.9% of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
3/23 at 100.00 AA 1,003,440
4,690 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
3/23 at 100.00 AA 4,695,253
California Infrastructure and Economic Development Bank,
Revenue Bonds, North County Center for Self-Sufficiency
Corporation, Series 2004:
1,780 5.000%, 12/01/23 - AMBAC Insured 3/23 at 100.00 AA+ 1,782,972
1,865 5.000%, 12/01/24 - AMBAC Insured 3/23 at 100.00 AA+ 1,867,891
7,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/31
9/23 at 100.00 Aa3 7,069,370
2,065 California State Public Works Board, Lease Revenue Bonds, Department of
Education, Riverside Campus Project, Series 2012H, 5.000%, 4/01/31
3/23 at 100.00 Aa3 2,067,870
20,330 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 Aa3 20,790,068
1,990 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/33
3/23 at 100.00 Aa3 1,992,687
4,430 El Monte, California, Senior Lien Certificates of Participation, Department
of Public Services Facility Phase II, Series 2001, 5.250%, 1/01/34 -
AMBAC Insured, 144A
3/23 at 100.00 Aa2 4,540,396
185 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ 192,702
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
7,610 5.000%, 11/15/30 11/25 at 100.00 BB 7,787,085
4,000 5.000%, 11/15/39 11/25 at 100.00 BB 4,018,360
90 Inglewood Redevelopment Agency, California, Tax Allocation Bonds,
Merged Redevelopment Project, Refunding Series 1998A, 5.250%,
5/01/23 - AMBAC Insured
No Opt. Call N/R 90,183
1,110 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,128,859
2,000 Lammersville Joint Unified School District, California, Special Tax Bonds,
Community Facilities District  2007-1 Mountain House - Shea Homes
Improvement Area 1, Series 2013, 6.000%, 9/01/38
9/23 at 100.00 N/R 2,018,780
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,011,570
15,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 AAA 15,830,100
3,220 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 AAA 3,444,659
3,855 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 4,129,784
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
3,710 5.250%, 9/01/30 9/23 at 100.00 N/R 3,739,494
3,315 5.750%, 9/01/39 9/23 at 100.00 N/R 3,339,465

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 500 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R $ 503,990
1,750 Peninsula Corridor Joint Powers Board, California, Measure RR Sales Tax
Revenue Bonds, Green Bonds-Climate Bond Certified, Series 2022A,
5.000%, 6/01/51
6/31 at 100.00 AA+ 1,908,917
1,925 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2001-1 May Farms Improvement Area 1,2
and 3, Refunding Series 2014A, 5.375%, 9/01/33
9/23 at 100.00 N/R 1,940,804
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
32,445 0.000%, 7/01/51 7/28 at 30.01 N/R 6,121,723
20,429 5.000%, 7/01/58 7/28 at 100.00 N/R 18,954,026
12 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 10,377
2,160 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 AA 2,394,317
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 3/23 at 100.00 N/R 660,693
1,775 5.000%, 9/01/42 3/23 at 100.00 N/R 1,775,550
400 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015, 5.000%, 9/01/33
9/25 at 100.00 N/R 411,880
6,230 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/47
10/26 at 100.00 AA 6,486,863
210 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 212,426
1,215 San Diego Redevelopment Agency, California, Subordinate Lien Tax
Increment and Parking Revenue Bonds, Centre City Project, Series
2003B, 5.250%, 9/01/26
3/23 at 100.00 AAA 1,217,053
380 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Refunding Series 2013A, 5.000%,
8/01/33
3/23 at 100.00 N/R 383,146
600 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 605,484
2,700 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco Redevelopment
Projects, Series 1998D, 0.000%, 8/01/24 - NPFG Insured
No Opt. Call AA 2,578,662
40 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
3/23 at 100.00 N/R 40,109
3,600 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/33
9/25 at 103.00 N/R 3,800,916
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
2,145 6.125%, 9/01/37, 144A 9/27 at 100.00 N/R 2,226,231
990 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 1,020,918
Transbay Joint Powers Authority, California, Tax Allocation
Bonds, Senior Green Series 2020A:
635 5.000%, 10/01/45 4/30 at 100.00 A- 650,259
2,540 5.000%, 10/01/49 4/30 at 100.00 A- 2,577,440
4,500 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
3/23 at 100.00 AA 4,502,835
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 360,178
790 5.250%, 9/01/45 9/25 at 100.00 N/R 800,902
Total Tax Obligation/Limited 154,686,687

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
February 28, 2023

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 11.3% (6.8% of Total Investments)
$ 150 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015E, 5.000%,
5/15/31
5/25 at 100.00 AA $ 156,760
4,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/44
11/28 at 100.00 AA- 4,252,080
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021A:
3,000 4.000%, 7/01/51 7/31 at 100.00 A+ 2,806,200
4,230 4.000%, 7/01/56 7/31 at 100.00 A+ 3,908,393
5,770 5.000%, 7/01/56 7/31 at 100.00 A+ 6,054,519
44,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47, (UB) (7)
5/27 at 100.00 A+ 46,366,346
4,535 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ 4,673,181
2,025 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 1,854,212
Total Transportation 70,071,691
U.S. Guaranteed - 26.4% (15.8% of Total Investments) (8)
1,115 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.250%, 4/01/48, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 1,116,929
7,600 Bay Area Water Supply and Conservation Agency, California, Revenue
Bonds, Capital Cost Recovery Prepayment Program, Series 2013A,
5.000%, 10/01/34, (Pre-refunded 4/01/23)
4/23 at 100.00 AA- 7,611,324
655 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19C, Series 2013A, 5.000%, 9/01/27, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 661,013
3,000 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 AA- 3,153,330
430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 450,524
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,040 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 2,184,697
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2016A:
18,430 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 A1 19,414,162
7,500 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 A1 7,900,500
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
610 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 627,977
2,250 California Infrastructure and Economic Development Bank, First Lien
Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
5.000%, 7/01/36, (Pre-refunded 1/01/28) - AMBAC Insured
1/28 at 100.00 AA+ 2,496,532
3,000 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41,
(Pre-refunded 10/01/26)
10/26 at 100.00 AAA 3,237,060
4,475 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 7.125%, 8/01/43, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 4,546,869
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Windsor Mobile Country Club Series
2013A:
2,000 5.625%, 11/15/33, (Pre-refunded 11/15/23) 11/23 at 100.00 N/R 2,034,360
8,000 6.000%, 11/15/48, (Pre-refunded 11/15/23) 11/23 at 100.00 N/R 8,157,040
California State, General Obligation Bonds, Series 2014:
810 5.000%, 12/01/43, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 821,380

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 6,750 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- $ 6,940,485
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
14,885 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 15,229,588
14,885 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 15,257,274
45,825 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 Aa3 47,807,390
1,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A,
5.000%, 6/01/30, (Pre-refunded 6/01/23)
6/23 at 100.00 Aa3 1,005,010
Lake Elsinore Public Financing Authority, California, Local
Agency Revenue Bonds, Canyon Hills Improvement Area
D, Series 2014A:
1,140 5.500%, 9/01/33, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R 1,153,817
2,105 5.750%, 9/01/44, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R 2,133,102
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,128,514
2,870 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election 2012, Series 2014B, 5.000%, 8/01/39, (Pre-
refunded 8/01/24) - AGM Insured
8/24 at 100.00 AA 2,947,174
5,000 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 5,137,950
Total U.S. Guaranteed 163,154,001
Utilities - 20.1% (12.0% of Total Investments)
9,940 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 9,887,716
California Infrastructure and Economic Development Bank.
Clean Water State Revolving Fund Revenue Bonds, Green
Series 2018:
850 5.000%, 10/01/43 4/28 at 100.00 AAA 911,149
5,000 5.000%, 10/01/48 4/28 at 100.00 AAA 5,320,500
3,675 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authority Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 BBB 3,702,452
Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A:
2,490 5.000%, 11/15/35 No Opt. Call AA- 2,617,812
1,835 5.500%, 11/15/37 No Opt. Call AA- 1,996,957
4,280 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2013B, 5.000%, 7/01/28
7/23 at 100.00 Aa2 4,304,481
7,960 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 Aa2 8,065,948
6,015 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 Aa2 6,292,111
3,575 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 Aa2 3,820,853
5,190 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 Aa2 5,562,123
3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/46
7/31 at 100.00 Aa2 3,262,920
1,205 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 AA+ 1,266,093
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 AA+ 5,344,700
8,250 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 Aa2 9,184,230

Nuveen California AMT-Free Quality Municipal Income Fund
(contin-
ued)
Portfolio of Investments
February 28, 2023

NKX
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 9,500 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ $ 9,780,440
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 AA 5,345,600
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Subordinate Lien Series 2013A:
2,000 5.000%, 6/01/34 6/23 at 100.00 AA 2,008,460
3,500 5.000%, 6/01/35 6/23 at 100.00 AA 3,514,735
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/48
6/28 at 100.00 AAA 1,061,480
4,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 Aa3 4,259,640
16,220 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Refunding Green Series 2017D, 5.000%,
11/01/33
11/27 at 100.00 Aa2 17,923,911
5,000 South Coast Water District Financing Authority, California, Revenue Bonds,
Series 2019A, 5.000%, 2/01/44
2/29 at 100.00 AA+ 5,386,100
2,975 Southern California Public Power Authority, California, Revenue Bonds,
Apex Power Project Series 2014A, 5.000%, 7/01/37
7/24 at 100.00 AA- 3,035,928
Total Utilities 123,856,339
Total Long-Term Investments (cost $1,028,694,869) 1,035,604,091
Floating Rate Obligations - (5.4)%   (33,485,000)
MFP Shares, Net - (22.7)% (9) (140,024,680)
VRDP Shares, Net - (41.4)% (10) (255,631,989)
Other Assets & Liabilities, Net - 1.7% 10,765,417
Net Assets Applicable to Common Shares - 100% $ 617,227,839
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) MFP Shares, Net as a percentage of Total Investments is 13.5%.
(10) VRDP Shares, Net as a percentage of Total Investments is 24.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen California Municipal Value Fund
Portfolio of Investments February 28, 2023
NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.8% (100.0% of Total Investments)
X 301,383,606 MUNICIPAL BONDS - 98.8%  (100.0% of Total Investments)
X 301,383,606
Consumer Staples - 0.6% (0.6% of Total Investments)
$ 70 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 61,784
4,895 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/41
3/23 at 36.15 N/R 1,727,543
Total Consumer Staples 1,789,327
Education and Civic Organizations - 2.6% (2.7% of Total Investments)
200 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
3/23 at 100.00 BB+ 184,862
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 1,003,000
220 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 220,732
1,425 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52, 144A
7/25 at 101.00 BBB 1,438,566
3,780 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 AA- 3,983,364
1,070 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/38
5/28 at 100.00 AA 1,156,756
Total Education and Civic Organizations 7,987,280
Health Care - 9.6% (9.7% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
4,105 5.000%, 11/15/46 11/26 at 100.00 A1 4,184,678
1,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/36
11/27 at 100.00 A1 1,063,120
2,045 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A 1,876,431
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health, Series 2020A:
1,815 4.000%, 4/01/44 4/30 at 100.00 A- 1,661,923
3,830 4.000%, 4/01/49 4/30 at 100.00 A- 3,386,371
625 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 636,519
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
240 5.000%, 10/01/38 10/24 at 100.00 A+ 243,187
840 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+ 844,897
1,600 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 AA 1,482,896
California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A:
120 5.000%, 7/01/42 7/27 at 100.00 Baa2 122,004
2,000 4.000%, 7/01/47 7/27 at 100.00 Baa2 1,713,280
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
100 5.250%, 11/01/41 11/26 at 100.00 BBB- 100,364
1,090 5.000%, 11/01/47 11/26 at 100.00 BBB- 1,094,360
400 5.250%, 11/01/47 11/26 at 100.00 BBB- 401,192

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
February 28, 2023

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 520 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA $ 548,002
1,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 1,009,610
150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB+ 152,716
5,800 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 5,469,052
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB+ 946,340
245 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 259,323
2,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 AA- 2,161,000
Total Health Care 29,357,265
Housing/Multifamily - 9.4% (9.5% of Total Investments)
2,175 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 1,697,087
2,190 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 1,751,277
1,420 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 1,236,564
800 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 599,480
1,115 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 964,932
2,203 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 2,177,270
1,856 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 1,748,203
327 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 325,694
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
80 5.250%, 8/15/39 8/24 at 100.00 A- 81,188
215 5.250%, 8/15/49 8/24 at 100.00 A- 217,565
2,320 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 1,763,687
800 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 623,984
405 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 279,102
125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 99,115
1,130 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 790,887
175 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 136,290

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,465 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R $ 1,219,466
2,005 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 1,509,544
2,310 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 1,957,448
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
610 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 485,023
800 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 546,528
1,925 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 1,426,348
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
220 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 167,748
950 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 656,526
1,345 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 902,441
880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 716,998
750 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 552,728
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 377,017
795 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 599,987
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 413,846
2,035 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 1,353,214
2,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 1,404,541
Total Housing/Multifamily 28,781,728
Long-Term Care - 0.2% (0.2% of Total Investments)
545 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
3/23 at 100.00 AA 546,488
Total Long-Term Care 546,488
Tax Obligation/General - 22.9% (23.2% of Total Investments)
4,000 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40 - BAM
Insured
8/27 at 100.00 AA 3,302,080
375 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 Aa2 399,184
5 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 3/23 at 100.00 Aa2 5,008
3,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/34
8/25 at 100.00 Aa2 3,139,200

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
February 28, 2023

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
California State, General Obligation Bonds, Various Purpose
Series 2013:
$ 2,500 5.000%, 4/01/37 4/23 at 100.00 Aa2 $ 2,502,725
2,240 5.000%, 11/01/43 11/23 at 100.00 Aa2 2,259,309
California State, General Obligation Bonds, Various Purpose
Series 2014:
5,000 5.000%, 5/01/32 5/24 at 100.00 Aa2 5,099,200
1,970 5.000%, 10/01/39 10/24 at 100.00 Aa2 2,013,064
2,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 2,127,120
2,100 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009B, 6.000%, 5/01/34
5/24 at 100.00 Aa1 2,160,816
3,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 AA 2,900,910
1,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2017C,
5.250%, 8/01/47
2/27 at 100.00 Aa1 1,051,960
5,000 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%,
8/01/55
8/30 at 100.00 Aa2 5,364,650
690 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 Aaa 690,607
2,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 Aa2 1,962,420
1,000 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2020B, 5.000%, 8/01/45
8/28 at 100.00 Aa2 1,066,870
2,000 Pittsburg Unified School District Financing Authority, Contra Costa County,
California,  General Obligation Bonds, Pittsburg Unified School District
Bond Program, Series 2019, 5.000%, 9/01/47 - AGM Insured
9/28 at 100.00 AA 2,104,120
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
245 4.000%, 7/01/37 7/31 at 103.00 N/R 209,527
519 4.000%, 7/01/41 7/31 at 103.00 N/R 428,725
2,000 4.000%, 7/01/46 7/31 at 103.00 N/R 1,592,600
840 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/46
8/27 at 100.00 Aa3 894,524
9,000 San Marcos Unified School District, San Diego County, California, General
Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51
No Opt. Call AA- 2,508,840
11,875 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
9/01/41 (4)
9/36 at 100.00 Aaa 11,095,881
19,860 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (4)
No Opt. Call Aa2 14,973,844
Total Tax Obligation/General 69,853,184
Tax Obligation/Limited - 10.0% (10.1% of Total Investments)
Bell Community Redevelopment Agency, California, Tax
Allocation Bonds, Bell Project Area, Series 2003:
665 5.500%, 10/01/23 - RAAI Insured 3/23 at 100.00 AA 666,563
1,000 5.625%, 10/01/33 - RAAI Insured 3/23 at 100.00 AA 1,003,440
1,000 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/44
8/29 at 100.00 AA 1,065,900
1,500 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/33
9/23 at 100.00 Aa3 1,514,415
1,250 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 1,276,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 55 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ $ 57,290
4,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 AAA 4,221,360
2,300 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/42
7/27 at 100.00 AAA 2,447,016
1,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 1,071,280
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
1,140 5.250%, 9/01/30 9/23 at 100.00 N/R 1,149,063
1,040 5.750%, 9/01/39 9/23 at 100.00 N/R 1,047,675
165 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 166,317
4,708 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 4,368,082
625 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 AA 692,800
70 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 70,808
150 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 151,371
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 A 5,184,200
110 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
3/23 at 100.00 N/R 110,299
Stockton Public Financing Authority, California, Revenue
Bonds, Arch Road East Community Facility District 99-02,
Series 2018A:
1,000 5.000%, 9/01/33 9/25 at 103.00 N/R 1,055,810
765 5.000%, 9/01/43 9/25 at 103.00 N/R 779,198
195 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32, 144A
9/27 at 100.00 N/R 207,810
2,185 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 2,237,506
Total Tax Obligation/Limited 30,545,103
Transportation - 18.5% (18.7% of Total Investments)
225 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 215,566
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,945 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 AA 1,979,601
2,580 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/44
5/29 at 100.00 Aa2 2,777,473
10,415 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 AA- 10,628,091
2,670 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019D, 5.000%,
5/15/33, (AMT)
11/28 at 100.00 AA- 2,860,291

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
February 28, 2023

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,480 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 AA- $ 1,543,344
3,000 Los Angeles Harbors Department, California, Revenue Bonds, Series
2014C, 5.000%, 8/01/44
8/24 at 100.00 AA+ 3,060,180
3,075 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 A+ 2,876,355
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 4.000%, 7/01/51, (AMT)
7/31 at 100.00 A+ 4,447,000
13,570 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A+ 14,091,631
6,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A+ 6,661,989
4,160 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43,
(AMT)
5/28 at 100.00 A+ 4,259,674
665 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 608,914
250 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A- 251,127
Total Transportation 56,261,236
U.S. Guaranteed - 6.2% (6.3% of Total Investments) (5)
1,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 1,703,205
285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 298,603
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
795 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 851,389
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
185 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 190,452
3,130 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/33,
(Pre-refunded 10/01/26)
10/26 at 100.00 AAA 3,377,333
2,215 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- 2,277,507
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
4,875 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 4,987,856
4,875 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 4,996,924
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
100 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 104,326
80 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ 83,461
Total U.S. Guaranteed 18,871,056

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 18.8% (19.0% of Total Investments)
$ 1,000 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/43
4/28 at 100.00 AAA $ 1,071,940
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
1,375 5.000%, 7/01/37, (AMT), 144A 7/23 at 100.00 BBB 1,378,506
3,750 5.000%, 11/21/45, (AMT), 144A 7/23 at 100.00 BBB 3,754,388
1,500 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authority Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 BBB 1,526,445
4,200 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AAA 4,528,146
2,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 AAA 2,108,220
1,800 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call AA- 1,958,868
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/40
1/26 at 100.00 Aa2 1,048,970
835 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 879,497
2,425 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019D, 5.000%, 7/01/49
7/29 at 100.00 Aa2 2,582,795
1,890 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/40
7/30 at 100.00 Aa2 2,081,400
4,150 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
1/32 at 100.00 Aa2 4,537,527
1,500 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 AA+ 1,627,410
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
2,500 5.000%, 7/01/36 7/30 at 100.00 Aa2 2,831,600
6,000 5.000%, 7/01/38 7/30 at 100.00 Aa2 6,679,440
1,400 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/38
6/28 at 100.00 AA 1,517,208
1,000 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A 1,192,930
5,775 Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A,
5.000%, 8/01/39
8/28 at 100.00 AA- 6,259,753
1,190 Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%,
9/01/39
9/29 at 100.00 AA 1,305,704
San Diego Public Facilities Financing Authority, California,
Water Utility Revenue Bonds, Refunding Subordinate Lien
Series 2016B:
2,670 5.000%, 8/01/32 8/26 at 100.00 Aa3 2,882,238
3,000 5.000%, 8/01/37 8/26 at 100.00 Aa3 3,194,730
2,400 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.250%, 11/01/24
No Opt. Call A2 2,443,224
Total Utilities 57,390,939
Total Long-Term Investments (cost $301,010,168) 301,383,606
Other Assets & Liabilities, Net - 1.2% 3,759,208
Net Assets Applicable to Common Shares - 100% $ 305,142,814
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
February 28, 2023

NCA
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen California Select Tax-Free Income
Portfolio
Portfolio of Investments February 28, 2023
NXC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.2% (100.0% of Total Investments)
X 85,694,976 MUNICIPAL BONDS - 98.2%  (100.0% of Total Investments)
X 85,694,976
Consumer Staples - 0.0% (0.0% of Total Investments)
$ 20 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 17,653
Total Consumer Staples 17,653
Education and Civic Organizations - 1.1% (1.1% of Total Investments)
550 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
3/23 at 100.00 BB+ 508,370
60 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 60,200
385 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.000%, 7/01/46, 144A
7/25 at 101.00 BBB 386,802
Total Education and Civic Organizations 955,372
Health Care - 10.1% (10.3% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
2,590 5.000%, 11/15/46 11/26 at 100.00 A1 2,640,272
1,240 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A 1,137,787
1,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 A- 884,170
1,365 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44
11/27 at 100.00 AA- 1,281,216
115 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 117,119
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
70 5.000%, 10/01/38 10/24 at 100.00 A+ 70,930
255 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 A+ 256,487
450 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 AA 417,065
35 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 35,584
130 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A, 5.250%, 11/01/41
11/26 at 100.00 BBB- 130,473
150 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 AA 158,077
350 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB+ 356,339
1,365 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB+ 1,287,113
70 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52
- AGM Insured
8/32 at 100.00 AA 74,092
Total Health Care 8,846,724

Nuveen California Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
February 28, 2023

NXC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 9.1% (9.3% of Total Investments)
$ 615 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R $ 479,866
590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 471,805
800 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 696,656
200 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 149,870
617 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 610,011
525 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 494,256
90 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 89,685
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
25 5.250%, 8/15/39 8/24 at 100.00 A- 25,371
65 5.250%, 8/15/49 8/24 at 100.00 A- 65,776
660 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 501,739
225 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 175,496
115 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 79,251
320 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 223,968
425 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 353,770
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 421,618
650 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 550,797
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
175 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 139,146
195 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 133,216
540 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 400,118
265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 N/R 183,136
380 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 254,965
250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 203,693
150 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 110,546
100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 67,931

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R $ 139,619
160 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 118,242
585 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 389,007
600 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 405,156
Total Housing/Multifamily 7,934,710
Tax Obligation/General - 20.1% (20.4% of Total Investments)
620 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/46
8/27 at 100.00 Aa2 659,984
1,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/34
8/25 at 100.00 Aa2 1,046,400
1,000 Chaffey Joint Union High School District, San Bernardino County,
California, General Obligation Bonds, Election 2012 Series 2017C,
5.250%, 8/01/47
2/27 at 100.00 Aa1 1,051,960
1,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/45
8/25 at 100.00 Aa2 953,690
2,790 Natomas Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2018, Series 2020A, 4.000%, 8/01/49 -
AGM Insured
8/26 at 100.00 AA 2,648,714
7,575 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/34
No Opt. Call A1 4,742,026
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
70 4.000%, 7/01/37 7/31 at 103.00 N/R 59,865
65 4.000%, 7/01/41 7/31 at 103.00 N/R 53,694
161 4.000%, 7/01/46 7/31 at 103.00 N/R 128,204
1,000 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/46
8/27 at 100.00 Aa3 1,064,910
8,075 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call Aa1 3,059,133
2,000 West Hills Community College District, California, General Obligation
Bonds, School Facilities Improvement District 3, 2008 Election Series
2011, 0.000%, 8/01/38 - AGM Insured (4)
8/31 at 100.00 AA 2,036,820
Total Tax Obligation/General 17,505,400
Tax Obligation/Limited - 13.3% (13.6% of Total Investments)
1,000 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.625%, 10/01/33 - RAAI Insured
3/23 at 100.00 AA 1,003,440
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/33
9/23 at 100.00 Aa3 2,019,220
15 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+ 15,625
1,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 AAA 1,055,340
3,000 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series
2019A, 5.000%, 7/01/44
7/28 at 100.00 AAA 3,209,310
1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project
Area 1, Series 2009, 7.000%, 3/01/34
3/23 at 100.00 A+ 1,003,470

Nuveen California Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
February 28, 2023

NXC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
$ 350 5.250%, 9/01/30 9/23 at 100.00 N/R $ 352,782
320 5.750%, 9/01/39 9/23 at 100.00 N/R 322,362
60 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 60,479
948 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 879,554
180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 AA 199,526
20 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 20,231
60 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 60,548
30 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
3/23 at 100.00 N/R 30,082
1,285 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/28
9/25 at 103.00 N/R 1,366,263
60 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 61,442
Total Tax Obligation/Limited 11,659,674
Transportation - 11.8% (12.0% of Total Investments)
60 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 57,484
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,000 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 AA 1,017,790
800 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 AA+ 824,512
1,860 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding & Subordinate Series 2022C,
4.000%, 5/15/40, (AMT)
5/32 at 100.00 AA- 1,780,448
1,525 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 5.000%,
5/15/45, (AMT)
5/32 at 100.00 AA- 1,590,270
3,250 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/39
6/31 at 100.00 A 3,138,980
1,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 A+ 1,022,430
90 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 A 82,409
750 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 A- 753,383
Total Transportation 10,267,706
U.S. Guaranteed - 11.7% (11.9% of Total Investments) (5)
1,000 Bay Area Water Supply and Conservation Agency, California, Revenue
Bonds, Capital Cost Recovery Prepayment Program, Series 2013A,
5.000%, 10/01/34, (Pre-refunded 4/01/23)
4/23 at 100.00 AA- 1,001,490
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
410 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 439,081

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 2,500 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 $ 2,633,500
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
55 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 56,621
530 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 A- 544,957
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,170 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A 1,197,085
1,175 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A 1,204,387
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
1,650 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 1,721,379
1,350 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ 1,408,401
Total U.S. Guaranteed 10,206,901
Utilities - 21.0% (21.4% of Total Investments)
1,480 California Infrastructure and Economic Development Bank, Clean Water
State Revolving Fund Revenue Bonds, Green Series 2017, 5.000%,
10/01/33
4/27 at 100.00 AAA 1,617,966
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
375 5.000%, 7/01/37, (AMT), 144A 7/23 at 100.00 BBB 375,956
1,160 5.000%, 11/21/45, (AMT), 144A 7/23 at 100.00 BBB 1,161,357
1,730 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A, 4.000%,
6/01/45
6/27 at 100.00 AAA 1,695,469
2,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 AAA 2,108,220
645 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call AA- 701,928
1,970 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 Aa2 1,996,221
2,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/40
7/30 at 100.00 Aa2 2,202,540
3,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 AA+ 3,152,100
1,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 AA+ 1,084,940
2,050 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/50
12/30 at 100.00 AA 2,204,139
Total Utilities 18,300,836
Total Long-Term Investments (cost $85,501,495) 85,694,976
Other Assets & Liabilities, Net - 1.8% 1,528,839
Net Assets Applicable to Common Shares - 100% $ 87,223,815
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

Nuveen California Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
February 28, 2023

NXC
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Statement of Assets and Liabilities
February 28, 2023
See Notes to Financial Statements

NAC NKX NCA NXC
Assets
Long-term investments, at value
†
$ 3,013,132,207 $ 1,035,604,091 $ 301,383,606 $ 85,694,976
Cash – – 1,675,325 959,415
Receivable for interest 33,363,769 11,844,580 3,215,459 906,257
Receivable for investments sold 20,000 4,146,200 – –
Other assets 1,097,771 407,725 57,748 30,570
Total assets 3,047,613,747 1,052,002,596 306,332,138 87,591,218
Liabilities
Cash overdraft 3,201,430 2,348,642 – –
Floating rate obligations – 33,485,000 – –
Payable for dividends 5,050,240 1,877,648 920,217 267,474
Payable for interest 2,791 561,732 227 —
MFP Shares, Net
**
319,858,894 140,024,680 – –
VRDP Shares, Net
***
905,261,210 255,631,989 – –
Accrued expenses:
Custodian fees 248,211 89,127 30,827 12,659
Investor relations 51,317 17,582 5,454 1,289
Management fees 1,322,127 473,900 117,879 17,550
Trustees fees 724,993 187,143 55,063 29,276
Professional fees 47,950 34,441 28,916 27,362
Shareholder reporting expenses 44,735 17,509 11,443 5,968
Shareholder servicing agent fees 4,200 1,206 1,516 347
Other 44,012 24,158 17,782 5,478
Total liabilities 1,235,862,110 434,774,757 1,189,324 367,403
Commitments and contingencies
(1)
Net assets applicable to common shares $ 1,811,751,637 $ 617,227,839 $ 305,142,814 $ 87,223,815
Common shares outstanding 144,735,059 47,520,334 33,108,196 6,361,808
Net asset value ("NAV") per common share outstanding $ 12 .52 $ 12 .99 $ 9 .22 $ 13 .71
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share $ 1,447,351 $ 475,203 $ 331,082 $ 63,618
Paid-in surplus 1,964,735,168 635,806,480 312,875,798 88,543,681
Total distributable earnings (loss) (154,430,882) (19,053,844) (8,064,066) (1,383,484)
Net assets applicable to common shares $ 1,811,751,637 $ 617,227,839 $ 305,142,814 $ 87,223,815
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited — —
†
Long-term investments, cost $ 3,029,524,069 $ 1,028,694,869 $ 301,010,168 $ 85,501,495
**
MFP Shares, liquidation preference 320,000,000 140,400,000 — —
***
VRDP Shares, liquidation preference 907,800,000 256,700,000 — —
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
Year Ended February 28, 2023
See Notes to Financial Statements

NAC NKX NCA NXC
Investment Income
Interest $ 130,698,566 $ 44,997,857 $ 12,640,288 $ 3,551,308
Total Investment Income 130,698,566 44,997,857 12,640,288 3,551,308
Expenses
– – – –
Management fees 17,576,819 6,326,775 1,476,676 228,348
Shareholder servicing agent fees 25,314 7,300 8,990 2,321
Interest expense and amortization of offering costs 28,210,386 8,557,243 834 44
Trustees fees 85,578 29,059 8,903 2,538
Custodian expenses, net 274,511 102,900 33,192 19,613
Investor relations expenses 116,033 39,459 11,672 3,467
Liquidity fees 4,129,540 2,162,268 — —
Professional fees 293,752 136,420 47,054 36,400
Remarketing fees 522,245 690,815 — —
Shareholder reporting expenses 103,243 46,558 33,104 14,918
Stock exchange listing fees 42,957 14,105 30,427 7,259
Other 127,121 93,969 10,050 8,304
Total expenses 51,507,499 18,206,871 1,660,902 323,212
Net investment income (loss) 79,191,067 26,790,986 10,979,386 3,228,096
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (112,184,494) (25,699,597) (7,463,877) (1,704,954)
Net realized gain (loss) (112,184,494) (25,699,597) (7,463,877) (1,704,954)
Change in net unrealized appreciation (depreciation) of investments (253,974,571) (98,059,693) (29,648,083) (7,514,728)
Change in net unrealized appreciation (depreciation) (253,974,571) (98,059,693) (29,648,083) (7,514,728)
Net realized and unrealized gain (loss) (366,159,065) (123,759,290) (37,111,960) (9,219,682)
Net increase (decrease) in net assets applicable to common shares from operations $ (286,967,998) $ (96,968,304) $ (26,132,574) $ (5,991,586)

Statement of Changes in Net Assets
See Notes to Financial Statements

NAC NKX
Year Ended
2/28/23
Year Ended
2/28/22
Year Ended
2/28/23
Year Ended
2/28/22
Operations
Net investment income (loss) $ 79,191,067 $ 96,175,613 $ 26,790,986 $ 32,467,323
Net realized gain (loss) (112,184,494) (2,554,993) (25,699,597) 458,904
Change in net unrealized appreciation (depreciation) (253,974,571) (120,601,420) (98,059,693) (41,296,515)
Net increase (decrease) in net assets applicable to common shares from operations (286,967,998) (26,980,800) (96,968,304) (8,370,288)
Distributions to Common Shareholders
Dividends (82,354,248) (94,656,728) (28,797,322) (31,838,623)
Decrease in net assets applicable to common shares from
distributions to common shareholders (82,354,248) (94,656,728) (28,797,322) (31,838,623)
Net increase (decrease) in net assets applicable to common shares (369,322,246) (121,637,528) (125,765,626) (40,208,911)
Net assets applicable to common shares at the beginning of the period 2,181,073,883 2,302,711,411 742,993,465 783,202,376
Net assets applicable to common shares at the end of the period $ 1,811,751,637 $ 2,181,073,883 $ 617,227,839 $ 742,993,465

See Notes to Financial Statements

NCA
Year Ended
2/28/23
Year Ended
2/28/22
Operations
Net investment income (loss) $ 10,979,386 $ 10,135,155
Net realized gain (loss) (7,463,877) 182,061
Change in net unrealized appreciation (depreciation) (29,648,083) (11,767,724)
Net increase (decrease) in net assets applicable to common shares from operations (26,132,574) (1,450,508)
Distributions to Common Shareholders
Dividends (10,528,407) (9,911,780)
Decrease in net assets applicable to common shares from distributions to common shareholders (10,528,407) (9,911,780)
Capital Share Transactions
Common shares:
Fund Reorganization — 53,540,962
Net increase (decrease) in net assets applicable to common shares from capital share transactions — 53,540,962
Net increase (decrease) in net assets applicable to common shares (36,660,981) 42,178,674
Net assets applicable to common shares at the beginning of the period 341,803,795 299,625,121
Net assets applicable to common shares at the end of the period $ 305,142,814 $ 341,803,795

See Notes to Financial Statements

NXC
Year Ended
2/28/23
Eleven Months Ended
2/28/22
Year Ended
3/31/21
Operations
Net investment income (loss) $ 3,228,096 $ 2,887,651 $ 3,270,899
Net realized gain (loss) (1,704,954) 33,430 460,516
Change in net unrealized appreciation (depreciation) (7,514,728) (4,195,935) 2,121,520
Net increase (decrease) in net assets applicable to common shares from operations (5,991,586) (1,274,854) 5,852,935
Distributions to Common Shareholders
Dividends (3,149,970) (3,049,063) (3,331,881)
Decrease in net assets applicable to common shares from distributions to common shareholders (3,149,970) (3,049,063) (3,331,881)
Capital Share Transactions
Common shares:
Proceeds from shares issued to shareholders due to reinvestment of distributions 12,887 75,933 66,551
Net increase (decrease) in net assets applicable to common shares from capital share transactions 12,887 75,933 66,551
Net increase (decrease) in net assets applicable to common shares (9,128,669) (4,247,984) 2,587,605
Net assets applicable to common shares at the beginning of the period 96,352,484 100,600,468 98,012,863
Net assets applicable to common shares at the end of the period $ 87,223,815 $ 96,352,484 $ 100,600,468

Statement of Cash Flows
Year Ended February 28, 2023
See Notes to Financial Statements

NAC NKX
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ (286,967,998) $ (96,968,304)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (2,158,038,514) (618,658,454)
Proceeds from sale and maturities of investments 2,193,042,913 645,144,504
Taxes paid (9,608) (381)
Amortization (Accretion) of premiums and discounts, net 7,915,403 800,321
Amortization of deferred offering costs 690,065 556,705
(Increase) Decrease in:
Receivable for interest 2,810,550 1,099,736
Receivable for investments sold 21,687,078 (1,105,800)
Other assets 86,472 (419)
Increase (Decrease) in:
Payable for interest 2,560 519,790
Payable for investments purchased - regular settlement (4,928,112) —
Accrued custodian fees (162,950) (59,747)
Accrued investor relations fees (12,986) (4,484)
Accrued management fees (153,048) (59,124)
Accrued Trustees fees (83,065) (19,833)
Accrued professional fees 20,388 7,185
Accrued shareholder reporting expenses 3,500 1,174
Accrued shareholder servicing agent fees (403) 425
Accrued other expenses 2,179 19,387
Net realized (gain) loss from investments 112,184,494 25,699,597
Net realized (gain) loss from paydowns (501,194) (1,583)
Change in net unrealized (appreciation) depreciation of investments 253,974,571 98,059,693
Net cash provided by operating activities 141,562,295 55,030,388
Cash Flows from Financing Activities
Proceeds from borrowings 111,949,338 27,639,876
(Repayments) of borrowings (111,949,338) (27,639,876)
Proceeds from floating rate obligations — 33,485,000
(Repayments of) floating rate obligations — (20,975,000)
(Payments for) VRDP Shares redeemed, at liquidation preference (49,800,000) (35,500,000)
Increase (Decrease) in cash overdraft (6,811,539) (2,531,250)
Cash distributions paid to common shareholders (84,950,756) (29,509,138)
Net cash provided by (used in) financing activities (141,562,295) (55,030,388)
Net increase (decrease) in cash and cash collateral at brokers — —
Cash and Cash Collateral at Brokers at the beginning of period — —
Cash and Cash Collateral at Brokers at the end of period $ — $ —
Supplemental Disclosure of Cash Flow Information NAC NKX
Cash paid for interest
$ 27,513,495 $ 7,478,483

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
NAV
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Ending
NAV
Ending
Share
Price
NAC
2/28/23 $ 15.07 $ 0.55 $ (2.53) $ (1.98) $ (0.57) $ — $ (0.57) $ — $ 12.52 $ 10.87
2/28/22 15.91 0.66 (0.85) (0.19) (0.65) — (0.65) — 15.07 13.71
2/28/21 16.71 0.64 (0.80) (0.16) (0.64) — (0.64) — 15.91 14.57
2/29/20 14.95 0.65 1.76 2.41 (0.65) — (0.65) — 16.71 15.09
2/28/19 15.17 0.67 (0.22) 0.45 (0.68) — (0.68) 0.01 14.95 13.30
NKX
2/28/23 15.64 0.56 (2.60) (2.04) (0.61) — (0.61) — 12.99 11.72
2/28/22 16.48 0.68 (0.85) (0.17) (0.67) — (0.67) — 15.64 14.15
2/28/21 17.27 0.66 (0.80) (0.14) (0.65) — (0.65) — 16.48 15.13
2/29/20 15.17 0.63 2.09 2.72 (0.62) — (0.62) — 17.27 15.53
2/28/19 15.26 0.66 (0.11) 0.55 (0.65) — (0.65) 0.01 15.17 13.50
(a) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its
NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NAC
2/28/23
1.73%
2/28/22
0.55
2/28/21
0.74
2/29/20
1.33
2/28/19
1.45
NKX
2/28/23
1.76
2/28/22
0.49
2/28/21
0.74
2/29/20
1.28
2/28/19
1.45
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
NAV(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate(c)
(13.20) % (16.78) % $ 1,811,752 2.72% 4.19% 69%
(1.33) (1.81) 2,181,074 1.46 4.14 12
(0.90) 0.88 2,302,711 1.67 4.00 17
16.37 18.54 2,418,423 2.26 4.11 11
3.01 3.79 2,163,282 2.42 4.48 30
(13.14) (13.15) 617,228 2.82 4.15 58
(1.19) (2.44) 742,993 1.51 4.10 9
(0.77) 1.67 783,202 1.72 4.03 8
18.23 19.88 820,662 2.27 3.91 11
3.73 1.45 720,786 2.50 4.34 28
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(c) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements) divided by the average long-term market value during the period.

Financial Highlights
(continued)
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
NAV
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Ending
NAV
Ending
Share
Price
NCA
2/28/23 $ 10.32 $ 0.33 $ (1.11) $ (0.78) $ (0.32) $ — $ (0.32) $ — $ — $ 9.22 $ 8.72
2/28/22 10.66 0.31 (0.35) (0.04) (0.30) — (0.30) — — 10.32 9.53
2/28/21 11.05 0.32 (0.39) (0.07) (0.32) — (0.32) — — 10.66 10.21
2/29/20 10.13 0.34 0.92 1.26 (0.34) — (0.34) — — 11.05 10.45
2/28/19 10.19 0.34 (0.06) 0.28 (0.34) — (0.34) —(d) — 10.13 9.42
NXC
2/28/23 15.15 0.51 (1.46) (0.95) (0.49) —(d) (0.49) — — 13.71 13.89
2/28/22(e) 15.83 0.45 (0.65) (0.20) (0.44) (0.04) (0.48) — — 15.15 14.81
3/31/21 15.43 0.51 0.41 0.92 (0.52) — (0.52) — — 15.83 16.29
3/31/20 15.21 0.53 0.21 0.74 (0.52) — (0.52) — — 15.43 14.50
3/31/19 15.02 0.50 0.19 0.69 (0.52) — (0.52) 0.02 — 15.21 14.12
3/31/18 15.00 0.57 0.09 0.66 (0.58) (0.06) (0.64) — —(d) 15.02 13.90
(a) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its
NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NCA
2/28/23
— %
2/28/22
—
2/28/21
—
2/29/20
—
2/28/19
—
NXC
2/28/23
—
2/28/22(e)
—
3/31/21
—
3/31/20
—
3/31/19
—
3/31/18
—
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
NAV(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate(c)
(7.58) % (5.13) % $ 305,143 0.53% 3.52% 58%
(0.43) (3.89) 341,804 0.56 2.85 6
(0.62) 0.73 299,625 0.60 2.94 9
12.63 14.67 310,278 0.52 3.22 8
2.82 2.31 284,624 0.62 3.38 38
(6.23) (2.77) 87,224 0.36 3.63 43
(1.34) (6.27) 96,352 0.35 (f) 3.14 (f) 9
(6.05) 16.13 100,600 0.35 3.26 5
4.86 6.26 98,013 0.36 3.41 10
4.82 5.44 96,573 0.55 3.38 23
4.37 (2.23) 95,357 0.37 3.73 20
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
(c) Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Notes to Financial Statements) divided by the average long-term market value during the period.
(d) Value rounded to zero.
(e) For the eleven months ended February 28, 2022.
(f) Annualized.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $100,000
Share (b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $100,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(c)
NAC
2/28/23 $ 320,000 $ 247,561 $ 907,800 $ 247,561 $ 2.48
2/28/22 320,000 270,716 957,600 270,716 2.71
2/28/21 320,000 280,237 957,600 280,237 2.80
2/29/20 320,000 289,294 957,600 289,294 2.89
2/28/19 320,000 269,324 957,600 269,324 2.69
NKX
2/28/23 140,400 255,434 256,700 255,434 2.55
2/28/22 140,400 271,751 292,200 271,751 2.72
2/28/21 140,400 281,045 292,200 281,045 2.81
2/29/20 140,400 289,705 292,200 289,705 2.90
2/28/19 140,400 266,617 292,200 266,617 2.67
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c) Includes all preferred shares presented for the Fund.

Notes to Financial Statements

1. General Information
Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):
Nuveen California Quality Municipal Income Fund (NAC)
Nuveen California AMT-Free Quality Municipal Income Fund (NKX)
Nuveen California Municipal Value Fund (NCA)
Nuveen California Select Tax-Free Income Portfolio (NXC)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NAC, NKX and NXC were organized as Massachusetts business trusts on December 1, 1998, July 29, 2002, and March 30,
1992, respectively. NCA was organized as a Massachusetts business trust on March 8, 2021 (previously organized as a Minnesota trust on July 15,
1987).
Change in Fiscal and Tax Year End for NXC
Effective February 24, 2022, NXC’s fiscal and tax year end changed from March 31 to February 28/29 as approved by the Fund's Board of Trustees
(the “Board”). As a result, NXC has prepared an annual report for the period April 1, 2021 through February 28, 2022 (the “eleven months ended
February 28, 2022”).
Current Fiscal Period
The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended February 28, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Fund Reorganization
Effective prior to the opening of business on March 8, 2021, Nuveen California Municipal Value Fund 2 (NCB) (the “Target Fund“) was reorganized into NCA (the “Acquiring Fund“) (the “Reorganization“).
For accounting and performance reporting purposes, the Acquiring Fund is the survivor.
Upon the closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for common shares of the Acquiring
Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Target Fund was then liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of the Target Fund became shareholders of the Acquiring Fund. Holders of common shares of the Target Fund received newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Fund held immediately prior to the Reorganization (including for this purpose fractional
Acquiring Fund shares to which shareholders were entitled).
Developments Regarding the Funds' Control Share By-Law
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a
Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’
Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Funds'
Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the Funds' Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund's Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired

Notes to Financial Statements
(continued)
in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25,
2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to each Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’
Portfolio of Investments or Statements of Assets and Liabilities.
Fund
Gross
Custodian Fee
Credits
NAC
$ 6,093
NKX
3,723
NCA
4,000
NXC
774

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 - Fund Shares.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
NAC
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 3,012,488,324 $ 643,883** $ 3,013,132,207
Total $ – $ 3,012,488,324 $ 643,883 $ 3,013,132,207
1
NKX
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,035,521,414 $ 82,677** $ 1,035,604,091
Total $ – $ 1,035,521,414 $ 82,677 $ 1,035,604,091
1
NCA
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 301,383,606 $ – $ 301,383,606
Total $ – $ 301,383,606 $ – $ 301,383,606
1
NXC
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 85,694,976 $ – $ 85,694,976
Total $ – $ 85,694,976 $ – $ 85,694,976
1
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAC
$ — $ 7,500,000 $ 7,500,000
NKX
33,485,000 — 33,485,000
NCA
— — —
NXC
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAC
$ — — %
NKX
23,792,438 2.27
NCA
— —
NXC
— —

Notes to Financial Statements
(continued)
any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts.  Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the
Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAC
$ — $ 7,500,000 $ 7,500,000
NKX
33,485,000 — 33,485,000
NCA
— — —
NXC
— — —
Fund
Purchases
Sales and
Maturities
NAC
$ 2,158,038,514 $ 2,193,042,913
NKX
618,658,454 645,144,504
NCA
178,522,119 179,917,225
NXC
37,947,620 37,398,734

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Common Shares
Common Shares Equity Shelf Programs and Offering Costs
The following Fund has filed a registration statement with the SEC authorizing the Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Fund, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under the Fund’s Shelf Offering during the
Fund’s current fiscal period were as follows:
Costs incurred by the Fund in connection with its initial shelf registration are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
MuniFund Preferred Shares
NAC and NKX have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP
Shares were issued via private placement and are not publicly available.
NKX
Year Ended
2/28/23
Year Ended
2/28/22
Additional authorized common shares – 4,100,000*
Common shares sold – –
Offering proceeds, net of offering costs – –
* Represents additional authorized common shares for the period March 1, 2020 through June 30, 2021.
NAC NKX NCA
Year Ended
2/28/23
Year Ended
2/28/22
Year Ended
2/28/23
Year Ended
2/28/22
Year Ended
2/28/23
Year Ended
2/28/22
Common Shares:
Issued in the Reorganization — — — — — 5,011,513
Total — — — — — 5,011,513
NXC
Year Ended
2/28/23
Eleven Months
Ended
2/28/22
Year Ended
3/31/21
Common Shares:
Issued to shareholders due to reinvestment of distributions 925 4,779 4,192
Total 925 4,779 4,192

Notes to Financial Statements
(continued)
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, Shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with each Fund’s offering of MFP Shares were recorded as deferred charges and are amortized over the life of the shares and are recognized as a component of “MFP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of MFP Shares outstanding and the annualized dividend rate for the Fund during the current fiscal period were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
Term
Redemption Date Mode
Mode
Termination Date
NAC A 3,200 $320,000,000 $319,858,894 January 3, 2028 VRM January 3, 2028*
NKX A 1,404 $140,400,000 $140,024,680 October 1, 2047 VRRM N/A
* Subject to earlier termination by either the Fund or the holder.

Variable Rate Demand Preferred Shares
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NAC and NKX had $905,261,210 and $255,631,989 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the reporting period, were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
NAC’s Series 2, Series 5 and Series 8 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. The special rate period will expire on February 6, 2024, September 1, 2023 and November 6, 2026, for the Fund’s Series 2, 5 and 8 VRDP Shares, respectively. The special rate period for NAC’s Series 8 VRDP Shares is subject to earlier termination by either the Fund or the holder. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional
VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NAC
$ 320,000,000 2.54%
NKX
140,400,000 2.05
NCA
— —
NXC
— —
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference Maturity
NAC 1 1,362 0.10% $136,200,000 June 1, 2041
2 910 N/A** $91,000,000 December 1, 2040
4 1,056 0.10% $105,600,000 December 1, 2042
5 1,589 N/A** $158,900,000 August 1, 2040
6 1,581 0.10% $158,100,000 August 1, 2040
7 980 0.10% $98,000,000 August 3, 2043
8 1,600 N/A** $160,000,000 November 6, 2026
NKX 3 427 0.05% $42,700,000 March 1, 2040
4 1,090 0.10% $109,000,000 December 1, 2040
6 1,050 0.10% $105,000,000 June 1, 2046
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.

Notes to Financial Statements
(continued)
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are being amortized over the life of the shares and are recognized as a component of “VRDP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following table.
Transactions in VRDP Shares for the Funds, where applicable, was as follows:
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of NKX the alternative minimum tax applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to nondeductible offering costs, nondeductible reorganization expenses, paydowns, taxable market discount, and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes  were as follows:
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NAC
$ 942,046,027 2.05%
NKX
281,404,110 1.62
NCA
— —
NXC
— —
Year Ended February 28, 2023
NAC Series Shares Amount
VRDP Shares redeemed 3 (498) $(49,800,000)
NKX Series Shares Amount
VRDP Shares redeemed 2 (355) $(35,500,000)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAC
$ 3,030,509,133 $ 83,905,092 $ (101,282,018) $ (17,376,926)
NKX
995,126,492 42,433,055 (35,440,407) 6,992,648
NCA
300,588,729 11,917,357 (11,122,480) 794,877
NXC
85,478,050 3,059,269 (2,842,343) 216,926

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser, and for NCA a gross interest income component. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
NCA pays an annual fund-level fee, payable monthly, of 0.15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.
The annual fund-level fee, payable monthly, for NAC and NKX is calculated according to the following schedules:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAC
$ 1,638,260 $ 24,751 $ — $ (17,376,926) $ (133,506,505) $ — $ (5,210,462) $ (154,430,882)
NKX
2,654,741 2,681 — 6,992,648 (26,731,820) — (1,972,094) (19,053,844)
NCA
1,507,802 — — 794,877 (9,406,607) — (960,138) (8,064,066)
NXC
383,664 — — 216,926 (1,707,335) — (276,739) (1,383,484)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2023, and paid on March 1, 2023.
2/28/23 2/28/22
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
NAC
$ 82,119,918 $ 234,330 $ — $ 94,119,228 $ 537,500 $ —
NKX
28,776,323 20,999 — 31,551,302 287,321 —
NCA
10,528,407 — — 9,854,299 57,481 —
2/28/23
Eleven Months Ended
2/28/22 3/31/21
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
NXC $3,136,161 $– $13,809 $2,772,383 $25,481 $251,199 $3,327,984 $3,897 $–
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
NAC
$ 83,940,978 $ 49,565,527 $ 133,506,505
NKX
12,077,281 14,654,539 26,731,820
NCA
3,960,863 5,445,744 9,406,607
NXC
435,076 1,272,259 1,707,335

Notes to Financial Statements
(continued)
The annual fund-level fee, payable monthly, for NXC is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets (net assets for NCA and NXC):
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
February 28, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
Average Daily Managed Assets* NAC NKX
For the first $125 million 0.4500% 0.4500%
For the next $125 million 0.4375 0.4375
For the next $250 million 0.4250 0.4250
For the next $500 million 0.4125 0.4125
For the next $1 billion 0.4000 0.4000
For the next $3 billion 0.3750 0.3750
For managed assets over $5 billion 0.3675 0.3675
Average Daily Net Assets*
NXC
Fund-Level Fee Rate
For the first $125 million 0.1000%
For the next $125 million 0.0875
For the next $250 million 0.0750
For the next $500 million 0.0625
For the next $1 billion 0.0500
For the next $3 billion 0.0250
For managed assets over $5 billion 0.0125
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NAC
0.1588%
NKX
0.1588%
NCA
0.1588%
NXC
0.1588%

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating
Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
NAC
$ 30,481,135 $ 30,650,745 $ (3,052,205)
NKX
6,578,845 6,606,145 (482,025)
NCA
3,876,458 3,892,544 (284,022)
NXC
1,012,130 1,016,330 (74,158)
Fund
Maximum
Outstanding
Balance
NAC
$ 25,000,000
NKX
12,100,000
NCA
369,632
NXC
—

Notes to Financial Statements
(continued)
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the
Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value;
(3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed
5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAC
44 $ 18,211,303 2.81%
NKX
25 8,490,380 3.73
NCA
4 369,632 5.53
NXC
— — —

Shareholder Update
(Unaudited)

CURRENT INVESTMENT OBJECTIVES, INVESTMENT POLICIES AND PRINCIPAL RISKS OF THE FUNDS
NUVEEN CALIFORNIA QUALITY MUNICIPAL VALUE FUND (NAC)
Investment Objectives
The Fund’s investment objectives are to provide current income exempt from regular federal and California income tax and to enhance portfolio value relative to the municipal bond market by investing in tax-exempt municipal bonds that the Fund’s investment adviser believes are underrated or undervalued or that represent municipal market sectors that are undervalued.
Investment Policies
As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments, that pay interest exempt from federal and California income taxes.
The Fund will primarily invest in municipal securities with long-term maturities in order to maintain a weighted average maturity of at least 15 years, but the average weighted maturity of obligations held by the Fund may be shortened, depending on market conditions.
“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Under normal circumstances:
The Fund will invest at least 80% of its Managed Assets in investment grade securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one nationally recognized statistical rating organization (an “NRSRO”) or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
The Fund may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
No more than 10% of the Fund’s Managed Assets may be invested in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
The Fund may invest up to 20% of its Managed Assets in municipal securities that pay interest that is taxable under the federal alternative minimum tax.
The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities
The Fund may invest 25% or more of its total assets in municipal securities in the same economic sector.
The Fund may invest up to 10% of its total assets in securities of other open- or closed-end investment companies (including exchange-
traded funds (“ETFs”)) that invest primarily in municipal securities of the types in which the Fund may invest directly.
The Fund may invest in distressed securities but may not invest in the securities of an issuer which, at the time of investment, is in default on its obligations to pay principal or interest thereon when due or that is involved in a bankruptcy proceeding (i.e., rated below C-, at the time of investment); provided, however, that the Fund’s investment adviser and/or the Fund’s sub-adviser may determine that it is in the best interest of shareholders in pursuing a workout arrangement with issuers of defaulted securities to make loans to the defaulted issuer or another party, or purchase a debt, equity or other interest from the defaulted issuer or another party, or take other related or similar steps involving the investment of additional monies, but only if that issuer’s securities are already held by the Fund.
The foregoing policies apply only at the time of any new investment.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, the Fund’s policy of investing at least 80% of its Assets in municipal securities and other related investments that pay interest exempt from federal and California income taxes, may not be changed without the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.
Additionally, with respect to the Fund’s policy of investing at least 80% of its Managed Assets in investment grade securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one NRSRO or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser, such policy may not be changed without 60 days’ prior notice to shareholders.

Shareholder Update
(Unaudited) (continued)
Portfolio Contents
The Fund generally invests in municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by tender option bond trusts (“TOB trusts”), including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular U.S. federal income tax and California person income taxes.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the United
States (such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.
The Fund may also invest in municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers (“AMT Bonds”). AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax.
The municipal securities in which the Fund invests are generally issued by the State of California, a municipality in California, or a political subdivision or agency or instrumentality of such state or municipality, and pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), is exempt from both regular federal income taxes and California personal income tax, although the interest may be subject to the federal alternative minimum tax.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in “tobacco settlement bonds.” Tobacco settlement bonds are municipal securities that are secured or payable solely from the collateralization of the proceeds from class action or other litigation against the tobacco industry.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the  pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the  pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both short-term  floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.
The Fund may utilize structured notes and similar instruments for investment purposes and also for hedging purposes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets.
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the Securities
Act of 1933, as amended (the “1933 Act”), and repurchase agreements with maturities in excess of seven days.
The Fund may enter into certain derivative instruments in pursuit of its investment objectives, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and municipal market data rate locks (“MMD Rate Locks”)), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the Investment Company Act of 1940, as amended (the
“1940 Act”), the rules and regulations issued thereunder and applicable exemptive orders issued by the Securities and Exchange Commission
(“SEC”).
Use of Leverage
The Fund uses leverage to pursue its investment objectives. The Fund may use leverage to the extent permitted by the 1940 Act. The Fund may source leverage through a number of methods including the issuance of preferred shares of beneficial interest (“Preferred Shares”) and investments in inverse floating rate securities. The Fund may borrow money (including reverse repurchase agreements) from banks for temporary or emergency purposes, or to repurchase its shares. In addition, the Fund may also use certain derivatives that have the economic effect of leverage by creating additional investment exposure. The amount and sources of leverage will vary depending on market conditions.
Temporary Defensive Periods
During temporary defensive periods (e.g., times when, in the Fund’s investment adviser’s and/or the Fund’s sub-adviser’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal securities are available), the Fund may invest up to 100% of its net assets in cash or cash equivalents, short-term investments or municipal bonds and deviate from its investment policies including the Fund’s 80% names rule policy. Also, during these periods, the weighted average maturity of the Fund’s investment portfolio may fall below the effective maturity range of at least 15 years and the Fund may not achieve its investment objectives.

Shareholder Update
(Unaudited) (continued)
NUVEEN CALIFORNIA AMT-FREE QUALITY MUNICIPAL INCOME FUND (NKX)
Investment Objectives
The Fund’s investment objectives are (i) to provide current income exempt from regular federal income tax, the federal alternative minimum tax applicable to individuals and California income tax and (ii) to enhance portfolio value relative to the municipal bond market by investing in tax-
exempt municipal securities that the Fund’s investment adviser and/or the Fund’s sub-adviser, believes are underrated or undervalued or that represent municipal market sectors that are undervalued.
Investment Policies
As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments the income from which is exempt from federal and California income taxes.
As a non-fundamental policy, under normal circumstances, the Fund will invest 100% of its Managed Assets (as defined below) in municipal securities and other related investments the income from which is exempt from the federal alternative minimum tax applicable to individuals at the time of purchase.
The Fund generally invests in California municipal securities with intermediate or long-term maturities in order to maintain an average effective maturity of 15 to 30 years, but the average effective maturity of obligations held by the Fund may be shortened or lengthened, depending on market conditions and on an assessment by the Fund’s portfolio manager of which segments of the California municipal securities market offer the most favorable relative investment values and opportunities for tax-exempt income and total return.
“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Under normal circumstances:
The Fund will invest at least 80% of its Assets in municipal securities and other related investments the income from which is exempt from the federal alternative minimum tax applicable to individuals at the time of purchase.
The Fund will invest at least 80% of its Managed Assets in investment grade municipal securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one NRSRO or are unrated but judged to be of comparable quality by the
Fund’s investment adviser and/or the Fund’s sub-adviser.
The Fund may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated below investment grade (Ba or BB or lower) or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-
adviser.
The Fund may invest up to 10% of its Managed Assets in municipal securities rated below B3/B- or that are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
The Fund may invest in distressed securities but may not invest in the securities of an issuer which, at the time of investment, is in default on its obligations to pay principal or interest thereon when due or that is involved in a bankruptcy proceeding (i.e., rated below C-, at the time of investment); provided, however, that the Fund’s sub-adviser may determine that it is in the best interest of shareholders in pursuing a workout arrangement with issuers of defaulted securities to make loans to the defaulted issuer or another party, or purchase a debt, equity or other interest from the defaulted issuer or another party, or take other related or similar steps involving the investment of additional monies, but only if that issuer’s securities are already held by the Fund.
The Fund may invest up to 10% of its total assets in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in municipal securities of the types in which the Fund may invest directly.
The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities.
The foregoing policies apply only at the time of any new investment.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, the Fund’s policy of investing at least 80% of its Assets in municipal securities and other related investments the income from which is exempt from federal and California income taxes, may not be changed without the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.

Additionally, with respect to the Fund’s policy of investing at least 80% of its Assets in municipal securities and other related investments the income from which is exempt from the federal alternative minimum tax applicable to individuals at the time of purchase, such policy may not be changed without 60 days’ prior notice to shareholders.
Portfolio Contents
The Fund generally invests in municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by TOB trusts, including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from U.S. federal and California income tax.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the United
States (such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.
The municipal securities in which the Fund generally invests are issued by the State of California, a municipality in California, or a political subdivision or agency or instrumentality of such state or municipality, and pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the Fund’s sub-adviser to be reliable), is exempt from regular federal and California personal income taxes and is also exempt from the federal alternative minimum tax applicable to individuals.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in “tobacco settlement bonds.” Tobacco settlement bonds are municipal securities that are secured or payable solely from the collateralization of the proceeds from class action or other litigation against the tobacco industry.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the  pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the  pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds, formerly referred to as industrial development bonds, are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The Fund’s distributions of its interest income from private activity bonds may subject certain investors to the federal alternative minimum tax applicable to individuals. However, the Fund will only invest in private activity bonds that are not subject to the federal alternative minimum tax.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.

Shareholder Update
(Unaudited) (continued)
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both short-term  floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may utilize structured notes and similar instruments for investment purposes and also for hedging purposes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets.
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the 1933 Act, and repurchase agreements with maturities in excess of seven days.
The Fund may enter into certain derivative instruments in pursuit of its investment objectives, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and MMD Rate Locks), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the 1940 Act, the rules and regulations issued thereunder and applicable exemptive orders issued by the SEC. In addition, the Fund may invest a portion of its Managed Assets in pooled investment vehicles
(other than investment companies) that invest primarily in municipal securities of the types in which the Fund may invest directly.
Use of Leverage
The Fund uses leverage to pursue its investment objectives. The Fund may use leverage to the extent permitted by the 1940 Act. The Fund may source leverage through a number of methods including the issuance of Preferred Shares and investments in inverse floating rate securities. The
Fund may borrow (including reverse repurchase agreements) from banks for temporary or emergency purposes, or to repurchase its shares. In addition, the Fund may also use certain derivatives that have the economic effect of leverage by creating additional investment exposure. The amount and sources of leverage will vary depending on market conditions.
Temporary Defensive Periods
During temporary defensive periods (e.g., times when, in the Fund’s investment adviser’s and/or the Fund’s sub-adviser’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal securities are available), the Fund may invest up to 100% of its net assets in cash or cash equivalents, short-term investments or municipal bonds and deviate from its investment policies including the Fund’s 80% names rule policy. Also, during these periods, the weighted average maturity of the Fund’s investment portfolio may fall below the effective maturity range of 15 to 30 years and the Fund may not achieve its investment objectives.

NUVEEN CALIFORNIA MUNICIPAL VALUE FUND (NCA)
(formerly known as NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC.)
Investment Objectives
The Fund’s primary investment objective is to provide current income exempt from regular federal and California income taxes. The Fund’s secondary investment objective is to enhance portfolio value relative to the California municipal bond market by investing in tax-exempt California municipal securities that the Fund’s investment adviser and/or the Fund’s sub-adviser believes are underrated or undervalued or that represent municipal market sectors that are undervalued.
Investment Policies
As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of its Assets (as defined below) in municipal securities and other related investments, the income from which is exempt from regular federal and California income taxes.
The Fund will primarily invest in municipal securities with long-term maturities in order to maintain an effective maturity of at least 15 years, but it may be shortened or lengthened, depending on market conditions.
“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Under normal circumstances:
The Fund will invest at least 80% of its Managed Assets in municipal securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one NRSRO or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser. Investment grade securities may include securities that, at the time of investment, are rated below investment grade, so long as at least one NRSRO rates such securities within the four highest grades (such securities are commonly referred to as split-rated securities).
The Fund may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
No more than 10% of the Fund’s Managed Assets may be invested in municipal securities rated below B3/B- by all NRSROs that rate the security or that are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
The Fund may invest up to 20% of its Managed Assets in municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to individuals.
The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities.
The Fund will not invest more than 25% of its total assets in municipal securities in any one industry.
The Fund may invest up to 10% of its Managed Assets in securities of other open- or closed-end investment companies (including ETFs)
that invest primarily in municipal securities of the types in which the Fund may invest directly.
The Fund may invest in distressed securities but may not invest in the securities of an issuer which, at the time of investment, is in default on its obligations to pay principal or interest thereon when due or that is involved in a bankruptcy proceeding (i.e., rated below C-, at the time of investment); provided, however, that the Fund’s investment adviser and/or the Fund’s sub-adviser may determine that it is in the best interest of shareholders in pursuing a workout arrangement with issuers of defaulted securities to make loans to the defaulted issuer or another party, or purchase a debt, equity or other interest from the defaulted issuer or another party, or take other related or similar steps involving the investment of additional monies, but only if that issuer’s securities are already held by the Fund.
The foregoing policies apply only at the time of any new investment.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, the Fund’s (i) investment objectives, (ii) policy of investing at least 80% of its Assets in municipal securities and other related investments, the income from which is exempt from regular federal and California income taxes and (iii) policy (as described below) that it will not leverage its capital structure by issuing senior securities such as Preferred Shares or debt instruments, may not be changed without the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.

Shareholder Update
(Unaudited) (continued)
Additionally, with respect to the Fund’s policy of investing at least 80% of its Managed Assets in municipal securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one NRSRO or are unrated but judged to be of comparable quality by the
Fund’s investment adviser and/or the Fund’s sub-adviser, such policy may not be changed without 60 days’ prior notice to shareholders.
Portfolio Contents
The Fund generally invests in municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by TOB trusts, including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular U.S. federal income tax and California income taxes.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the United
States (such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.
The Fund may also invest in AMT Bonds. AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax.
The municipal securities in which the Fund invests are generally issued by the State of California, a municipality in California, or a political subdivision or agency or instrumentality of such state or municipality, and pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), is exempt from both regular federal income taxes and California personal income tax, although the interest may be subject to the federal alternative minimum tax.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in “tobacco settlement bonds.” Tobacco settlement bonds are municipal securities that are secured or payable solely from the collateralization of the proceeds from class action or other litigation against the tobacco industry.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the  pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the  pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.

The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both short-term  floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.
The Fund may utilize structured notes and similar instruments for investment purposes and also for hedging purposes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets.
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the 1933 Act, and repurchase agreements with maturities in excess of seven days.
The Fund may enter into certain derivative instruments in pursuit of its investment objectives, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and MMD Rate Locks), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the 1940 Act, the rules and regulations issued thereunder and applicable exemptive orders issued by the SEC.
Use of Leverage
As a fundamental policy, the Fund will not leverage its capital structure by issuing senior securities (as defined under the 1940 Act), such as preferred shares or debt instruments. However, the Fund may borrow (including reverse repurchase agreements) for temporary or emergency purposes and invest in certain instruments, including inverse floating rate securities that have the economic effect of leverage.
Temporary Defensive Periods
During temporary defensive periods (e.g., times when, in the Fund’s investment adviser’s and/or the Fund’s sub-adviser’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal securities are available), the Fund may invest up to 100% of its net assets in cash or cash equivalents, short-term investments or municipal bonds and deviate from its investment policies including the Fund’s 80% names rule policy. Also, during these periods, the weighted average maturity of the Fund’s investment portfolio may fall below the effective maturity range of at least 15 years and the Fund may not achieve its investment objectives.

Shareholder Update
(Unaudited) (continued)
NUVEEN CALIFORNIA SELECT TAX-FREE INCOME PORTFOLIO (NXC)
Investment Objective
The Fund’s investment objective is to provide stable dividends exempt from both regular federal and California income taxes, consistent with preservation of capital.
Investment Policies
As a fundamental policy, under normal circumstances, the Fund invests at least 80% of its Assets in municipal securities and other related investments, the income from which are exempt from regular federal and California income tax.
The Fund may invest up to 20% of its Managed Assets in municipal securities that are subject to the federal alternative minimum tax (“AMT Bonds”).
The Fund generally invests in municipal securities with an average effective maturity of approximately 15-30 years, but it may be shortened or lengthened, depending on market conditions and on an assessment by the Fund’s portfolio manager of which segments of the municipal securities market offer the most favorable relative investment values and opportunities for tax-exempt income and total return.
“Assets” mean the net assets of the Fund plus the amount of any borrowings for investment purposes. “Managed Assets” mean the total assets of the Fund, minus the sum of its accrued liabilities (other than Fund liabilities incurred for the express purpose of creating leverage). Total assets for this purpose shall include assets attributable to the Fund’s use of leverage (whether or not those assets are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles), and derivatives will be valued at their market value.
Under normal circumstances:
The Fund will invest at least 80% of its Managed Assets in investment grade securities that, at the time of investment, are rated within the four highest grades (Baa or BBB or better) by at least one NRSRO or are unrated but judged to be of comparable quality by the Fund’s sub-adviser. A security is considered investment grade if it is rated within the four highest letter grades by at least one NRSRO that rate such securities (even if rated lower by another), or if it is unrated but judged to be of comparable quality by the Fund’s sub-adviser.
The Fund may invest up to 20% of its Managed Assets in municipal securities that at the time of investment are rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s investment adviser and/or the Fund’s sub-adviser.
No more than 10% of the Fund’s Managed Assets may be invested in municipal securities rated below B3/B- by all NRSROs that rate the security or that are unrated but judged to be of comparable quality by the Fund’s sub-adviser.
The Fund may invest up to 15% of its Managed Assets in inverse floating rate securities.
The Fund may invest up to 10% of its net assets in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in municipal securities of the types in which the Fund may invest directly.
The Fund will not invest more than 25% of its total assets in municipal securities in any one industry.
The foregoing policies apply only at the time of any new investment.
Approving Changes in Investment Policies
The Board of Trustees of the Fund may change the policies described above without a shareholder vote. However, the Fund’s (i) investment objective and (ii) policy of investing at least at least 80% of its Assets in municipal securities and other related investments, the income from which are exempt from regular federal and California income tax may not be changed without the approval of the holders of a majority of the outstanding common shares and preferred shares voting together as a single class, and the approval of the holders of a majority of the outstanding preferred shares, voting separately as a single class. A “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, whichever is less.
Portfolio Contents
The Fund generally invests in municipal securities. Municipal securities include municipal bonds, notes, securities issued to finance and refinance public projects, certificates of participation, variable rate demand obligations, lease obligations, municipal notes, pre-refunded municipal bonds, private activity bonds, securities issued by TOB trusts, including inverse floating rate securities, and other forms of municipal bonds and securities, and other related instruments that create exposure to municipal bonds, notes and securities that provide for the payment of interest income that is exempt from regular U.S. federal income tax and California personal income taxes.
Municipal securities are debt obligations generally issued by states, cities and local authorities and certain possessions and territories of the United
States (such as Puerto Rico and Guam) to finance or refinance public purpose projects such as roads, schools, and water supply systems.
The Fund may also invest in AMT Bonds. AMT Bonds may trigger adverse tax consequences for Fund shareholders who are subject to the federal alternative minimum tax.

The municipal securities in which the Fund invests are generally issued by the State of California, a municipality in California, or a political subdivision or agency or instrumentality of such state or municipality, and pay interest that, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by the investment adviser to be reliable), is exempt from both regular federal income taxes and California personal income tax, although the interest may be subject to the federal alternative minimum tax.
The Fund may invest in municipal securities that represent lease obligations and certificates of participation in such leases. A municipal lease is an obligation in the form of a lease or installment purchase that is issued by a state or local government to acquire equipment and facilities. Income from such obligations generally is exempt from state and local taxes in the state of issuance. A certificate of participation represents an undivided interest in an unmanaged pool of municipal leases, an installment purchase agreement or other instruments. The certificates typically are issued by a municipal agency, a trust or other entity that has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase agreements. Such certificates provide the Fund with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days’
notice, of all or any part of the Fund’s participation interest in the underlying municipal securities, plus accrued interest.
The Fund may invest in municipal notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer’s receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. Tax anticipation notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the bond anticipation notes. Tax and revenue anticipation notes combine the funding sources of both tax anticipation notes and revenue anticipation notes. Construction loan notes are sold to provide construction financing. Mortgage notes insured by the Federal
Housing Authority secure these notes; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The anticipated revenues from taxes, grants or bond financing generally secure the obligations of an issuer of municipal notes.
The Fund may invest in “tobacco settlement bonds.” Tobacco settlement bonds are municipal securities that are secured or payable solely from the collateralization of the proceeds from class action or other litigation against the tobacco industry.
The Fund may invest in pre-refunded municipal securities. The principal of and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the  pre-
refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the  pre-
refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.
The Fund may invest in private activity bonds. Private activity bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of private activity bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues.
The Fund may invest in inverse floating rate securities issued by a TOB trust, the interest rate on which varies inversely with the Securities Industry
Financial Markets Association short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. Typically, inverse floating rate securities represent beneficial interests in a special purpose trust (sometimes called a TOB trust) formed by a third party sponsor for the purpose of holding municipal bonds. Inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate on the municipal bond held by the TOB trust, which effectively leverages the Fund’s investment.
The Fund may invest in floating rate securities issued by special purpose trusts. Floating rate securities may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years. Since the option feature has a shorter term than the final maturity or first call date of the underlying bond deposited in the trust, the Fund as the holder of the floating rate security relies upon the terms of the agreement with the financial institution furnishing the option as well as the credit strength of that institution. As further assurance of liquidity, the terms of the trust provide for a liquidation of the municipal security deposited in the trust and the application of the proceeds to pay off the floating rate security. The trusts that are organized to issue both  short-term floating rate securities and inverse floaters generally include liquidation triggers to protect the investor in the floating rate security.
The Fund may invest in municipal securities issued by special taxing districts. Special taxing districts are organized to plan and finance infrastructure developments to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, are generally payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities.
The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that typically does not pay interest for the entire life of the obligation or for an initial period after the issuance of the obligation.

Shareholder Update
(Unaudited) (continued)
The Fund may buy and sell securities on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within
15 to 45 days of the trade date.
The Fund may utilize structured notes and similar instruments for investment purposes and also for hedging purposes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets.
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable), including, but not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may be resold only pursuant to Rule 144A under the 1933 Act, and repurchase agreements with maturities in excess of seven days.
The Fund may enter into certain derivative instruments in pursuit of its investment objective, including to seek to enhance return, to hedge certain risks of its investments in municipal securities or as a substitute for a position in the underlying asset. Such instruments include financial futures contracts, swap contracts (including interest rate swaps, credit default swaps and MMD Rate Locks), options on financial futures, options on swap contracts or other derivative instruments.
The Fund may purchase and sell MMD Rate Locks. An MMD Rate Lock permits the Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short position, allowing the Fund to select what the manager believes is an attractive part of the yield curve. The Fund will ordinarily use these transactions as a hedge or for duration or risk management although it is permitted to enter into them to enhance income or gain or to increase the Fund’s yield, for example, during periods of steep interest rate yield curves (i.e., wide differences between short term and long term interest rates).
The Fund may also invest in securities of other open- or closed-end investment companies (including ETFs) that invest primarily in municipal securities of the types in which the Fund may invest directly, to the extent permitted by the 1940 Act, the rules and regulations issued thereunder and applicable exemptive orders issued by the SEC.
Use of Leverage
As a fundamental policy, the Fund will not leverage its capital structure by issuing senior securities such as preferred shares or debt instruments.
However, the Fund may borrow for temporary, emergency or other purposes as permitted by the 1940 Act, and invest in certain instruments, including inverse floating rate securities, that have the economic effect of financial leverage.
Temporary Defensive Periods
During temporary defensive periods (e.g., times when, in the Fund’s investment adviser’s and/or the Fund’s sub-adviser’s opinion, temporary imbalances of supply and demand or other temporary dislocations in the tax-exempt bond market adversely affect the price at which long-term or intermediate-term municipal securities are available), the Fund may invest up to 100% of its net assets in cash or cash equivalents, short-term investments or municipal bonds and deviate from its investment policies including the Fund’s 80% names rule policy. Also, during these periods, the weighted average maturity of the Fund’s investment portfolio may fall below the effective maturity range of at least 15-30 years and the Fund may not achieve its investment objective.

PRINCIPAL RISKS OF THE FUNDS
The factors that are most likely to have a material effect on a particular Fund’s portfolio as a whole are called “principal risks.” Each Fund is subject to the principal risks indicated below, whether through direct investment or derivative positions. Each Fund may be subject to additional risks other than those identified and described below because the types of investments made by a Fund can change over time.
Risk
Nuveen
California
Quality
Municipal
Income Fund
(NAC)
Nuveen California
AMT-Free Quality
Municipal Income
Fund
(NKX)
Nuveen California
Municipal Value
Fund
(NCA)
Nuveen California
Select Tax-Free
Income Portfolio
(NXC)
Portfolio Level Risks
Alternative Minimum Tax Risk X — X X
Below Investment Grade Risk X X X X
Call Risk X X X X
Credit Risk X X X X
Credit Spread Risk X X X X
Deflation Risk X X X X
Derivatives Risk X X X X
Distressed Securities Risk X X X —
Duration Risk X X X X
Economic Sector Risk X X X X
Financial Futures and Options Risk X X X X
Hedging Risk X X X X
Illiquid Investments Risk X X X X
Income Risk X X X X
Inflation Risk X X X X
Insurance Risk X X X X
Interest Rate Risk X X X X
Inverse Floating Rate Securities Risk X X X X
Municipal Securities Market Liquidity Risk X X X X
Municipal Securities Market Risk X X X X
Other Investment Companies Risk X X X X
Puerto Rico Municipal Securities Market Risk X X X X
Reinvestment Risk X X X X
Special Considerations Related to California Concentration Risk X X X X
Special Risks Related to Certain Municipal Obligations X X X X
Swap Transactions Risk X X X X
Tax Risk X X X X
Taxability Risk X X X X
Tobacco Settlement Bond Risk X X X X
Unrated Securities Risk X X X X
Valuation Risk X X X X
Zero Coupon Bonds Risk X X X X

Shareholder Update
(Unaudited) (continued)
Risk
Nuveen
California
Quality
Municipal
Income Fund
(NAC)
Nuveen California
AMT-Free Quality
Municipal Income
Fund
(NKX)
Nuveen California
Municipal Value
Fund
(NCA)
Nuveen California
Select Tax-Free
Income Portfolio
(NXC)
Fund Level and Other Risks
Anti-Takeover Provisions X X X X
Counterparty Risk X X X X
Cybersecurity Risk X X X X
Economic and Political Events Risk X X X X
Global Economic Risk X X X X
Investment and Market Risk X X X X
Legislation and Regulatory Risk X X X X
Leverage Risk X X — —
Market Discount from Net Asset Value X X X X
Recent Market Conditions X X X X
Reverse Repurchase Agreement Risk X X X —

Portfolio Level Risks:
Alternative Minimum Tax Risk.
The Fund may invest in AMT Bonds. Therefore, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.
Below Investment Grade Risk.
Municipal securities of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and may be subject to higher price volatility and default risk than investment grade municipal securities of comparable terms and duration. Issuers of lower grade municipal securities may be highly leveraged and may not have available to them more traditional methods of financing. The prices of these lower grade securities are typically more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn. The secondary market for lower rated municipal securities may not be as liquid as the secondary market for more highly rated municipal securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular municipal security. If a below investment grade municipal security goes into default, or its issuer enters bankruptcy, it might be difficult to sell that security in a timely manner at a reasonable price.
Call Risk.
The Fund may invest in municipal securities that are subject to call risk. Such municipal securities may be redeemed at the option of the issuer, or “called,” before their stated maturity or redemption date. In general, an issuer will call its instruments if they can be refinanced by issuing new instruments that bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates, an issuer will call its high yielding municipal securities. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk.
Issuers of municipal securities in which the Fund may invest may default on their obligations to pay principal or interest when due. This non-payment would result in a reduction of income to the Fund, a reduction in the value of a municipal security experiencing non-payment and potentially a decrease in the net asset value (“NAV”) of the Fund. To the extent that the credit rating assigned to a municipal security in the Fund’s portfolio is downgraded, the market price and liquidity of such security may be adversely affected.
Credit Spread Risk.
Credit spread risk is the risk that credit spreads ( i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that municipal securities generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.
Deflation Risk.
Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.
Derivatives Risk.
The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a municipal security or other asset without buying or selling the municipal security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.
It is possible that regulatory or other developments in the derivatives market, including changes in government regulation, could adversely impact the Fund’s ability to invest in certain derivatives or successfully use derivative instruments.
Distressed Securities Risk.
The Fund may invest in low-rated securities or securities unrated but judged by the sub-adviser to be of comparable quality. Some or many of these low-rated securities, although not in default, may be “distressed,” meaning that the issuer is experiencing financial difficulties or distress at the time of acquisition. Such securities would present a substantial risk of future default which may cause the Fund to incur losses, including additional expenses, to the extent it is required to seek recovery upon a default in the payment of principal or interest on those securities. In any reorganization or liquidation proceeding relating to a portfolio security, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities may be subject to restrictions on resale.
Duration Risk.
Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates
(or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes, which typically corresponds to increased volatility and risk, than securities with shorter durations. For example, if a security or portfolio has a duration of three years and interest rates increase by 1%, then the security or portfolio would decline in value by approximately 3%. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.
Economic Sector Risk.
The Fund may invest a significant amount of its total assets in municipal securities in the same economic sector. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting an economic sector, making the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. As the percentage of the Fund’s Managed Assets invested in a particular sector increases, so does the potential for fluctuation in the value of the Fund’s assets. In addition, the Fund may invest a significant portion of its assets in certain sectors of the municipal securities market, such as health care facilities, private educational facilities, special taxing districts and start-up utility districts, and private activity bonds including industrial development bonds on behalf of transportation companies, whose

Shareholder Update
(Unaudited) (continued)
credit quality and performance may be more susceptible to economic, business, political, regulatory and other developments than other sectors of municipal issuers. If the Fund invests a significant portion of its assets in one or more particular sectors, the Fund’s performance may be subject to additional risk and variability.
Financial Futures and Options Transactions Risk.
The Fund may use certain transactions for hedging the portfolio’s exposure to credit risk and the risk of increases in interest rates, which could result in poorer overall performance for the Fund. There may be an imperfect correlation between price movements of the futures and options and price movements of the portfolio securities being hedged.
If the Fund engages in futures transactions or in the writing of options on futures, it will be required to maintain initial margin and maintenance margin and may be required to make daily variation margin payments in accordance with applicable rules of the exchanges and the Commodity
Futures Trading Commission (“CFTC”). If the Fund purchases a financial futures contract or a call option or writes a put option in order to hedge the anticipated purchase of municipal securities, and if the Fund fails to complete the anticipated purchase transaction, the Fund may have a loss or a gain on the futures or options transaction that will not be offset by price movements in the municipal securities that were the subject of the anticipatory hedge. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives or futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed.
Hedging Risk.
The Fund’s use of derivatives or other transactions to reduce risk involves costs and will be subject to the investment adviser’s and/or the sub-adviser’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings or other factors.
No assurance can be given that the investment adviser’s and/or the sub-adviser’s judgment in this respect will be correct, and no assurance can be given that the Fund will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging activities may reduce the Fund’s opportunities for gain by offsetting the positive effects of favorable price movements and may result in net losses.
Illiquid Investments Risk.
Illiquid investments are investments that are not readily marketable. These investments may include restricted investments, including Rule 144 A securities, which cannot be resold to the public without an effective registration statement under the 1933 Act, or if they are unregistered may be sold only in a privately negotiated transaction or pursuant to an available exemption from registration. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such the investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. The financial markets in general have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time.
Income Risk.
The Fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from maturing portfolio securities in lower-yielding securities.
Inflation Risk.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions can decline. Currently, inflation rates are elevated relative to normal market conditions and could continue to increase.
Insurance Risk.
The Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts. The credit quality of the companies that provide such credit enhancements will affect the value of those securities. Certain significant providers of insurance for municipal securities have incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments. As a result, such losses reduced the insurers’ capital and called into question their continued ability to perform their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security may not add any value. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured obligation, the market value of the insured obligation or the NAV of the common shares represented by such insured obligation.
Interest Rate Risk.
Interest rate risk is the risk that municipal securities in the Fund’s portfolio will decline in value because of changes in market interest rates. Generally, when market interest rates rise, the market value of such securities will fall, and vice versa. As interest rates decline, issuers of municipal securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower-yielding securities and potentially reducing the Fund’s income. As interest rates increase, slower than expected principal payments may extend the average life of municipal securities, potentially locking in a below-market interest rate and reducing the Fund’s value. In typical market interest rate environments, the prices of longer-
term municipal securities generally fluctuate more than prices of shorter-term municipal securities as interest rates change.
Inverse Floating Rate Securities Risk.
The Fund may invest in inverse floating rate securities. In general, income on inverse floating rate securities will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floating rate securities may subject the Fund to the risks of reduced or eliminated interest payments and losses of principal. In addition, inverse floating rate securities may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Fund’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities.
The Fund may invest in inverse floating rate securities issued by special purpose trusts that have recourse to the Fund. In such instances, the Fund may be at risk of loss that exceeds its investment in the inverse floating rate securities.
The Fund may be required to sell its inverse floating rate securities at less than favorable prices, or liquidate other Fund portfolio holdings in certain circumstances, including, but not limited to, the following:

If the Fund has a need for cash and the securities in a special purpose trust are not actively trading due to adverse market conditions;
If special purpose trust sponsors (as a collective group or individually) experience financial hardship and consequently seek to terminate their respective outstanding special purpose trusts; and
If the value of an underlying security declines significantly and if additional collateral has not been posted by the Fund.
Municipal Securities Market Liquidity Risk.
Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities at attractive prices, and increase municipal security price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal securities, which may further decrease the Fund’s ability to buy or sell municipal securities. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.
If the Fund needed to sell large blocks of municipal securities to raise cash to meet its obligations, those sales could further reduce the municipal securities’ prices and hurt performance.
Municipal Securities Market Risk.
The amount of public information available about the municipal securities in the Fund’s portfolio is generally less than that for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of the sub-adviser than if the Fund were a stock fund or taxable bond fund. The secondary market for municipal securities, particularly below investment grade municipal securities, also tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell its municipal securities at attractive prices.
Other Investment Companies Risk.
The Fund may invest in the securities of other investment companies, including ETFs. Investing in an investment company exposes the Fund to all of the risks of that investment company’s investments. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. As a result, the cost of investing in investment company shares may exceed the costs of investing directly in its underlying investments. In addition, securities of other investment companies may be leveraged. As a result, the Fund may be indirectly exposed to leverage through an investment in such securities and therefore magnify the Fund’s leverage risk.
With respect to ETF’s, an ETF that is based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the index. The value of an ETF based on a specific index is subject to change as the values of its respective component assets fluctuate according to market volatility. ETFs typically rely on a limited pool of authorized participants to create and redeem shares, and an active trading market for ETF shares may not develop or be maintained. The market value of shares of ETFs and closed-end funds may differ from their NAV.
Puerto Rico Municipal Securities Market Risk.
To the extent that the Fund invests a significant portion of its assets in the securities issued by the
Commonwealth of Puerto Rico or its political subdivisions, agencies, instrumentalities, or public corporations (collectively referred to as “Puerto Rico”
or the “Commonwealth”), it will be disproportionally affected by political, social and economic conditions and developments in the Commonwealth.
In addition, economic, political or regulatory changes in that territory could adversely affect the value of the Fund’s investment portfolio.
Puerto Rico currently is experiencing significant fiscal and economic challenges, including substantial debt service obligations, high levels of unemployment, underfunded public retirement systems, and persistent government budget deficits. These challenges may negatively affect the value of the Fund’s investments in Puerto Rican municipal securities. Several major ratings agencies have downgraded the general obligation debt of Puerto Rico to below investment grade and continue to maintain a negative outlook for this debt, which increases the likelihood that the rating will be lowered further. Puerto Rico recently defaulted on its debt by failing to make full payment due on its outstanding bonds, and there can be no assurance that Puerto Rico will be able to satisfy its future debt obligations. Further downgrades or defaults may place additional strain on the
Puerto Rico economy and may negatively affect the value, liquidity, and volatility of the Fund’s investments in Puerto Rican municipal securities.
Additionally, numerous issuers have entered Title III of the Puerto Rico Oversite, Management and Economic Stability Act (“PROMESA”), which is similar to bankruptcy protection, through which the Commonwealth of Puerto Rico can restructure its debt. However, Puerto Rico’s case is the first ever heard under PROMESA and there is no existing case precedent to guide the proceedings. Accordingly, Puerto Rico’s debt restructuring process could take significantly longer than traditional municipal bankruptcy proceedings. Further, it is not clear whether a debt restructuring process will ultimately be approved or, if so, the extent to which it will apply to Puerto Rico municipal securities sold by an issuer other than the territory. A debt restructuring could reduce the principal amount due, the interest rate, the maturity, and other terms of Puerto Rico municipal securities, which could adversely affect the value of Puerto Rican municipal securities. Legislation that would allow Puerto Rico to restructure its municipal debt obligations, thus increasing the risk that Puerto Rico may never pay off municipal indebtedness, or may pay only a small fraction of the amount owed, could also impact the value of the Fund’s investments in Puerto Rican municipal securities.
These challenges and uncertainties have been exacerbated by multiple hurricanes and the resulting natural disasters that have stuck Puerto Rico since 2017. The full extent of the natural disasters’ impact on Puerto Rico’s economy and foreign investment in Puerto Rico is difficult to estimate.
Reinvestment Risk.
Reinvestment risk is the risk that income from the Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called municipal securities at market interest rates that are below the portfolio’s current earnings rate. A decline in income could affect the common shares’ market price, NAV and/or a common shareholder’s overall returns.
Special Considerations Related to California Concentration Risk.
Because the Fund primarily invests in municipal securities from a single state, the State of California, the Fund is more susceptible to political, economic or regulatory factors affecting issuers of California municipal securities. Information regarding the financial condition of the State of California is ordinarily included in various public documents issued thereby, such as the official statements prepared in connection with the issuance of general obligation bonds of the State of California.

Shareholder Update
(Unaudited) (continued)
Additionally, the State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of
California, and that there is no obligation on the part of the State of California to make payment on such local obligations in the event of default.
Special Risks Related to Certain Municipal Obligations.
Municipal leases and certificates of participation involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event that the governmental issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to fully recover the Fund’s original investment. In the event of non-appropriation, the issuer would be in default and taking ownership of the assets may be a remedy available to the Fund, although the Fund does not anticipate that such a remedy would normally be pursued.
Certificates of participation involve the same risks as the underlying municipal leases. In addition, the Fund may be dependent upon the municipal authority issuing the certificates of participation to exercise remedies with respect to the underlying securities. Certificates of participation also entail a risk of default or bankruptcy, both of the issuer of the municipal lease and also the municipal agency issuing the certificate of participation.
Swap Transactions Risk.
The Fund may enter into debt-related derivative instruments such as credit default swap contracts and interest rate swaps.
Like most derivative instruments, the use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. In addition, the use of swaps requires an understanding by the adviser and/or the sub-
adviser of not only the referenced asset, rate or index, but also of the swap itself. If the investment adviser and/or the sub-adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors or events, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used.
Tax Risk.
The value of the Fund’s investments and its NAV may be adversely affected by changes in tax rates, rules and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax exempt status of interest income from municipal securities. Additionally, the Fund is not a suitable investment for individual retirement accounts, for other tax exempt or tax-deferred accounts, for investors who are not sensitive to the federal income tax consequences of their investments.
Taxability Risk.
The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for regular federal income tax purposes, and the sub-adviser will not independently verify that opinion. Subsequent to the Fund’s acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by the Fund as “exempt-interest dividends” could be adversely affected, subjecting the Fund’s shareholders to increased federal income tax liabilities. Certain other investments made by the Fund, including derivatives transactions, may result in the receipt of taxable income or gains by the Fund.
Tobacco Settlement Bond Risk.
The Fund may invest in tobacco settlement bonds. Tobacco settlement bonds are municipal securities that are backed solely by expected revenues to be derived from lawsuits involving tobacco related deaths and illnesses which were settled between certain states and American tobacco companies. Tobacco settlement bonds are secured by an issuing state’s proportionate share in the Master Settlement
Agreement, an agreement between 46 states and nearly all of the U.S. tobacco manufacturers (the “MSA”). Under the terms of the MSA, the actual amount of future settlement payments by tobacco-manufacturers is dependent on many factors, including, among other things, reduced cigarette consumption. Payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline.
Unrated Securities Risk.
The Fund may purchase securities that are not rated by any rating organization. Unrated securities determined by the Fund’s investment adviser to be of comparable quality to rated investments which the Fund may purchase may pay a higher dividend or interest rate than such rated investments and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated investments or issuers than rated investments or issuers. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund’s ability to achieve its investment objectives will be more dependent on the investment adviser’s credit analysis than would be the case when the Fund invests in rated securities.
Valuation Risk.
The municipal securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price municipal securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s NAV.

Zero Coupon Bonds Risk.
Because interest on zero coupon bonds is not paid on a current basis, the values of zero coupon bonds will be more volatile in response to interest rate changes than the values of bonds that distribute income regularly. Although zero coupon bonds generate income for accounting purposes, they do not produce cash flow, and thus the Fund could be forced to liquidate securities at an inopportune time in order to generate cash to distribute to shareholders as required by tax laws.
Fund Level and Other Risks:
Anti-Takeover Provisions.
The Fund’s organizational documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status, which are commonly known as “Control Share Acquisition” provisions. Although the application of the "Control Share Acquisition" provisions has currently been suspended, these provisions could have the effect of depriving the common shareholders of opportunities to sell their common shares at a premium over the then-current market price of the common shares.
Counterparty Risk. Changes in the credit quality of the companies that serve as the Fund’s counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have incurred or may incur in the future significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower-quality credit investments. As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using such derivatives or other transactions, the
Fund assumes the risk that its counterparties could experience similar financial hardships. In the event of the insolvency of a counterparty, the Fund may sustain losses or be unable to liquidate a derivatives position.
Cybersecurity Risk.
The Fund and its service providers are susceptible to operational and information security risk resulting from cyber incidents.
Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). Cyber incidents could adversely impact the Fund and cause the Fund to incur financial loss and expense, as well as face exposure to regulatory penalties, reputational damage, and additional compliance costs associated with corrective measures. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund.
Economic and Political Events Risk.
The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the municipal securities of similar projects (such as those relating to the education, health care, housing, transportation, or utilities industries), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds or moral obligation bonds). Such developments may adversely affect a specific industry or local political and economic conditions, and thus may lead to declines in the creditworthiness and value of such municipal securities.
Global Economic Risk.
National and regional economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country, region or market might adversely impact issuers in a different country, region or market. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and investments prices around the world, which could negatively impact the value of the Fund’s investments. Major economic or political disruptions, particularly in large economies like China’s, may have global negative economic and market repercussions. Additionally, instability in various countries, such as Afghanistan and Syria, and natural and environmental disasters and the spread of infectious illnesses or other public health emergencies , possible terrorist attacks in the United States and around the world, continued tensions between North Korea and the United States and the international community generally, growing social and political discord in the United States, the European debt crisis, the response of the international community—through economic sanctions and otherwise—further downgrade of U.S. government securities, the change in the U.S. president and the new administration and other similar events may adversely affect the global economy and the markets and issuers in which the Fund invests. Recent examples of such events include the outbreak of a novel coronavirus known as COVID-19 that was first detected in China in December 2019 and heightened concerns regarding North
Korea’s nuclear weapons and long-range ballistic missile programs. In addition, Russia’s recent invasion of Ukraine in February 2022 has resulted in sanctions imposed by several nations, such as the United States, United Kingdom, European Union and Canada. The current sanctions and potential further sanctions may negatively impact certain sectors of Russia’s economy, but also may negatively impact the value of the Fund’s investments that do not have direct exposure to Russia. These events could reduce consumer demand or economic output, result in market closure, travel restrictions or quarantines, and generally have a significant impact on the economy. These events could also impair the information technology and other operational systems upon which the Fund’s service providers, including the Fund’s sub-adviser, rely, and could otherwise disrupt the ability of employees of the Fund’s service providers to perform essential tasks on behalf of the Fund.
The Fund does not know and cannot predict how long the securities markets may be affected by these events and the effects of these and similar events in the future on the U.S. economy and securities markets. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organizations to carry out the duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements.
Governmental and quasi-governmental authorities and regulators throughout the world have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments.

Shareholder Update
(Unaudited) (continued)
Investment and Market Risk.
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Common shares frequently trade at a discount to their NAV. An investment in common shares represents an indirect investment in the securities owned by the Fund. Common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Legislation and Regulatory Risk.
At any time after the date of this report, legislation or additional regulations may be enacted that could negatively affect the assets of the Fund, securities held by the Fund or the issuers of such securities. Fund shareholders may incur increased costs resulting from such legislation or additional regulation. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the Fund or will not impair the ability of the Fund to achieve its investment objectives.
Leverage Risk.
The use of leverage creates special risks for common shareholders, including potential interest rate risks and the likelihood of greater volatility of NAV and market price of, and distributions on, the common shares. The use of leverage in a declining market will likely cause a greater decline in the Fund’s NAV, which may result at a greater decline of the common share price, than if the Fund were not to have used leverage.
The Fund will pay (and common shareholders will bear) any costs and expenses relating to the Fund’s use of leverage, which will result in a reduction in the Fund’s NAV. The investment adviser may, based on its assessment of market conditions and composition of the Fund’s holdings, increase or decrease the amount of leverage. Such changes may impact the Fund’s distributions and the price of the common shares in the secondary market.
The Fund may seek to refinance its leverage over time, in the ordinary course, as current forms of leverage mature or it is otherwise desirable to refinance; however, the form that such leverage will take cannot be predicted at this time. If the Fund is unable to replace existing leverage on comparable terms, its costs of leverage will increase. Accordingly, there is no assurance that the use of leverage may result in a higher yield or return to common shareholders.
The amount of fees paid to the investment adviser and the sub-adviser for investment advisory services will be higher if the Fund uses leverage because the fees will be calculated based on the Fund’s Managed Assets - this may create an incentive for the investment adviser and the sub-
adviser to leverage the Fund or increase the Fund’s leverage.
Market Discount from Net Asset Value.
Shares of closed-end investment companies like the Fund frequently trade at prices lower than their NAV. This characteristic is a risk separate and distinct from the risk that the Fund’s NAV could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of the common shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the common shares at the time of sale is above or below the investor’s purchase price for the common shares. Furthermore, management may have difficulty meeting the Fund’s investment objectives and managing its portfolio when the underlying securities are redeemed or sold during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change. Because the market price of the common shares will be determined by factors such as relative supply of and demand for the common shares in the market, general market and economic circumstances, and other factors beyond the control of the Fund, the Fund cannot predict whether the common shares will trade at, below or above NAV. The common shares are designed primarily for long-term investors, and you should not view the Fund as a vehicle for short-term trading purposes.
Recent Market Conditions.
Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.
Ukraine has experienced ongoing military conflict, most recently in February 2022 when Russia invaded Ukraine; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
The ongoing trade war between China and the United States, including the imposition of tariffs by each country on the other country’s products, has created a tense political environment. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Recent Market Conditions.
Periods of unusually high financial market volatility and restrictive credit conditions, at times limited to a particular sector or geographic area, have occurred in the past and may be expected to recur in the future. Some countries, including the United States, have adopted or have signaled protectionist trade measures, relaxation of the financial industry regulations that followed the financial crisis, and/
or reductions to corporate taxes. The scope of these policy changes is still developing, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, particularly if a resulting policy runs counter to the market’s expectations. The outcome of such changes cannot be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in the world economy and markets generally. As a result of increasingly interconnected global economies and financial markets, the value and liquidity of the Fund’s investments may be negatively affected by events impacting a country or region, regardless of whether the Fund invests in issuers located in or with significant exposure to such country or region.
Ukraine has experienced ongoing military conflict, most recently in February 2022 when Russia invaded Ukraine; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
The ongoing trade war between China and the United States, including the imposition of tariffs by each country on the other country’s products, has created a tense political environment. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on the Fund’s performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future.
Recently the U.S. Federal Reserve (the “Fed”) has sharply raised interest rates and has signaled an intention to continue to do so until current inflation levels re-align with the Fed’s long-term inflation target.  Changing interest rate environments impact the various sectors of the economy in different ways. For example, in March 2023, the Federal Deposit Insurance Corporation ("FDIC") was appointed receiver for each of Silicon Valley
Bank and Signature Bank, the second- and third-largest bank failures in U.S. history, which failures may be attributable, in part, to rising interest rates.
Bank failures may have a destabilizing impact on the broader banking industry or markets generally.
The impact of these developments in the near- and long-term is unknown and could have additional adverse effects on economies, financial markets and asset valuations around the world.
Reverse Repurchase Agreement Risk.
A reverse repurchase agreement, in economic essence, constitutes a securitized borrowing by the Fund from the security purchaser. The Fund may enter into reverse repurchase agreements for the purpose of creating a leveraged investment exposure and, as such, their usage involves essentially the same risks associated with a leveraging strategy generally since the proceeds from these agreements may be invested in additional portfolio securities. Reverse repurchase agreements tend to be short-term in tenor, and there can be no assurances that the purchaser (lender) will commit to extend or “roll” a given agreement upon its agreed-upon repurchase date or an alternative purchaser can be identified on similar terms. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. The Fund may be restricted from taking normal portfolio actions during such time, could be subject to loss to the extent that the proceeds of the agreement are less than the value of securities subject to the agreement and may experience adverse tax consequences.

Shareholder Update
(Unaudited) (continued)
EFFECTS OF LEVERAGE
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, as well as certain other forms of leverage, such as reverse repurchase agreements and investments in inverse floating rate securities, on common share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects each Fund’s
(i) continued use of leverage as of February 28, 2023 as a percentage of Managed Assets (including assets attributable to such leverage), (ii) the estimated annual effective interest expense rate payable by the Fund on such instruments (based on actual leverage costs incurred during the fiscal year ended February 28, 2023) as set forth in the table, and (iii) the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs of leverage based on such estimated annual effective interest expense rate. The information below does not reflect any Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as certain derivative instruments and investments in inverse floating rate securities.
The numbers are merely estimates, used for illustration. The costs of leverage may vary frequently and may be significantly higher or lower than the estimated rate. The assumed investment portfolio returns in the table below are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. Your actual returns may be greater or less than those appearing below.
Common Share total return is composed of two elements — the distributions paid by a Fund to holders of common shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that a Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, a Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of a Fund’s portfolio and not the actual performance of the Fund’s common shares, the value of which is determined by market forces and other factors. Should a Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objectives and policies. As noted above, a Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors.
Risk
Nuveen
California
Quality
Municipal
Income Fund
(NAC)
Nuveen California
AMT-Free Quality
Municipal Income
Fund
(NKX)
Estimated Leverage as a Percentage of Managed Assets (Including Assets Attributable to Leverage) 40.54% 41.09%
Estimated Annual Effective Leverage Expense Rate Payable by Fund on Leverage 2.60% 2.56%
Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective
Interest Expense Rate on Leverage 1.05% 1.05%
Common Share Total Return for (10.00)% Assumed Portfolio Total Return -18.59% -18.76%
Common Share Total Return for (5.00)% Assumed Portfolio Total Return -10.18% -10.27%
Common Share Total Return for 0.00% Assumed Portfolio Total Return -1.77% -1.78%
Common Share Total Return for 5.00% Assumed Portfolio Total Return 6.64% 6.70%
Common Share Total Return for 10.00% Assumed Portfolio Total Return 15.05% 15.19%

DIVIDEND REINVESTMENT PLAN
Nuveen Closed-End Funds Automatic Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.
Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above
NAV at the time of valuation, the Fund will issue new shares at the greater of the NAV or 95% of the then-current market price. If the shares are trading at less than NAV, shares for your account will be purchased on the open market. If Computershare Trust Company, N.A. (the “Plan Agent”)
begins purchasing Fund shares on the open market while shares are trading below NAV, but the Fund’s shares subsequently trade at or above their
NAV before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ NAV or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Dividend Reinvestment Plan (the “Plan”) participants. These commissions usually will be lower than those charged on individual transactions.
Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
Call today to start reinvesting distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial professional or call us at (800) 257-8787.

Shareholder Update
(Unaudited) (continued)
CHANGES OCCURRING DURING THE FISCAL YEAR
The following information in this annual report is a summary of certain changes during the most recent fiscal year. This information may not reflect all of the changes that have occurred since you purchased shares of a Fund.
During the most recent fiscal year, there have been no changes to: (i) the Funds’ investment objectives and principal investment policies that have not been approved by shareholders, (ii) the principal risks of the Fund, (iii) the portfolio managers of the Funds; (iv) a Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that have not been approved by shareholders except as follows:
Principal Risks
The following principal risks were consolidated into a single risk factor entitled, “Economic Sector Risk,” and are therefore no longer included as stand-alone principal risks:
Sector and Industry Risk.
Subject to the concentration limits of the Fund’s investment policies and guidelines, a Fund may invest a significant portion of its net assets in certain sectors of the municipal securities market, such as hospitals and other health care facilities, charter schools and other private educational facilities, special taxing districts and start-up utility districts, and private activity bonds including industrial development bonds on behalf of transportation companies such as airline companies, whose credit quality and performance may be more susceptible to economic, business, political, regulatory and other developments than other sectors of municipal issuers. If the Fund invests a significant portion of its net assets in the sectors noted above, the Fund’s performance may be subject to additional risk and variability.
Sector Focus Risk.
At times, the Fund may focus its investments (i.e., overweight its investments relative to the overall municipal securities market)
in one or more particular sectors, which may subject the Fund to additional risk and variability. Securities issued in the same sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. As the percentage of the Fund’s Managed Assets invested in a particular sector increases, so does the potential for fluctuation in the NAV of the Fund’s common shares.
Developments Regarding the Funds’ Control Share By-Law
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a
Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’
Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board
amended the Funds’ bylaws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the
District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’
Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds
appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NAC $ —
NKX —
NCA —
NXC 13,809

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A. 150 Royall Street
Canton, MA 02021
(800) 257-8787
NAC NKX NCA NXC
Common shares repurchased 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
S&P Municipal Bond California Index:
An index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Board Members & Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. None of the trustees who are not “interested” persons of the Funds (referred to herein as “independent board members”)
has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each Trustee oversees and other directorships they hold are set forth below.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Board
Member
2008
Class II
Formerly, a Co-Founding Partner, Promus Capital (investment
advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), formerly, chair of its investment committee (2017-2022); formerly, Member,
Chicago Fellowship Board (philanthropy) (2005-2016); formerly,
Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director,
LogicMark LLC (health services) (2012-2016); formerly, Director,
Legal & General Investment Management America, Inc. (asset
management) (2008-2013); formerly, CEO and President, Northern
Trust Global Investments (financial services) (2004-2007); Executive
Vice President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly,
Member, Northern Trust Mutual Funds Board (2005-2007),
Northern Trust Global Investments Board (2004-2007),
Northern Trust Japan Board (2004-2007), Northern Trust
Securities Inc. Board (2003- 2007) and Northern Trust Hong
Kong Board (1997-2004).
139
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Board Member 1999
Class III
Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College and the Iowa College Foundation;
formerly, Member and President Pro-Tem of the Board of
Regents for the State of Iowa University System (2007- 2013);
Director and Chairman (2009-2021), United Fire Group, a
publicly held company; Director, Public Member, American
Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
139
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2003
Class I
Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
139

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class II
Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
139
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2021
Class III
Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses) (2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
139
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class III
Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
139
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2013
Class II
Member of Board of Directors of Core12 LLC. (private firm
which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
139

Board Members & Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
and Term
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios
in Fund
Complex
Overseen By
Board Member
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2020
Class III
Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
139
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2016
Class I
Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services) (2005-
2014); Member of the Board of Trustees of New York-Presbyterian
Hospital (since 2005); Member (since 2004) formerly, Chair (2015-
2022) of the Board of Trustees of The John A. Hartford Foundation
(a philanthropy dedicated to improving the care of older adults);
formerly, Member (2005-2015) and Vice Chair (2011-2015) of the
Board of Trustees of Mt. Holyoke College.
139
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Board Member 2017
Class II
Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
139
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
David J. Lamb
1963
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2015 Managing Director of Nuveen Fund Advisors, LLC (since 2019); Senior Managing
Director (since 2021), formerly, Managing Director (2020-2021) of Nuveen
Securities, LLC; Senior Managing Director (since 2021), formerly, Managing
Director (2017-2021), Senior Vice President of Nuveen (2006-2017).
Brett E. Black
1972
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022); Deputy Chief
Compliance Officer (2014-2017) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director (since 2022), formerly, Vice President (2016-2022), and
Assistant Secretary (since 2016) of Nuveen Securities, LLC; Managing Director
(since 2022), formerly, Vice President (2017-2022) and Assistant Secretary (since
2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General
Counsel (since January 2022), formerly, Vice President and Associate General
Counsel of Nuveen(2013-2021); Managing Director (since 2022), formerly, Vice
President (2018-2022), Assistant Secretary and Associate General Counsel (since
2018) of Nuveen Asset Management, LLC.

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Diana R. Gonzalez
1978
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since 2017);
Vice President and Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC (since 2022); Vice President and Associate General
Counsel of Nuveen (since 2017); formerly, Associate General Counsel of Jackson
National Asset Management (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017) of Nuveen; Managing Director
(since 2015) of Nuveen Fund Advisors, LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel (since
2016) of Nuveen Investments, Inc., formerly, Executive Vice President (2016-
2017), Managing Director and Assistant Secretary (2008-2016); Senior Managing
Director (since 2017) and Assistant Secretary (since 2008) of Nuveen Securities,
LLC, formerly, Executive Vice President (2016-2017) and Managing Director
(2008-2016); Senior Managing Director (since 2017) and Secretary (since 2016) of
Nuveen Fund Advisors, LLC, formerly, Co-General Counsel (2011-2020), Executive
Vice President (2016-2017), Managing Director (2008-2016) and Assistant
Secretary (2007-2016); Senior Managing Director (since 2017) and Secretary
(since 2016) of Nuveen Asset Management, LLC, formerly, Associate General
Counsel (2011-2020), Executive Vice President (2016-2017) and  Managing
Director and Assistant Secretary (2011-2016); formerly, Vice President (2007-2021)
and Secretary (2016-2021) of NWQ Investment Management Company, LLC and
Santa Barbara Asset Management, LLC; Vice President and Secretary of Winslow
Capital Management, LLC (since 2010); Senior Managing Director (since 2017)
and Secretary (since 2016) of Nuveen Alternative Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration (since 2022), formerly, Managing Director of Mutual Fund Tax and Financial Reporting groups
(2017-2022), at Nuveen; Managing Director of Nuveen Fund Advisors, LLC (since
2019); Managing Director (since 2021), formerly, Senior Director (2016-2021), of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director, Mutual Fund Tax and Expense Administration (since 2022), formerly,
Senior Director Mutual Fund Taxation (2015-2022), to the TIAA-CREF Funds, the
TIAA-CREF Life Funds, the TIAA Separate Account VA-1 and the CREF Accounts;
has held various positions with TIAA since 2004.
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) of
Nuveen.

Board Members & Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Trey S. Stenersen
1965
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019) of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each being elected to serve until the third succeeding annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed, except two board members are elected by the holders of Preferred Shares, when applicable, to serve until the next annual shareholders’ meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed.
The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen complex.
(2) Officers serve indefinite terms until their successor has been duly elected and qualified, their death or their resignation or removal.  The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
EAN-A-0223D 2557722-INV-Y-04/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Nuveen California Quality Municipal Income Fund

The following tables show the amount of fees that KPMG LLP, the Fund’s auditor, billed to the Fund during the Fund’s last two full fiscal years. For engagements with KPMG LLP the Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in her absence, any other member of the Audit Committee).

SERVICES THAT THE FUND’S AUDITOR BILLED TO THE FUND

Fiscal Year Ended	Audit Fees Billed to Fund [1]	Audit-Related Fees Billed to Fund [2]	Tax Fees Billed to Fund [3]	All Other Fees Billed to Fund [4]
February 28, 2023	$32,000	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

February 28, 2022	$30,300	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1 “Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

2 “Audit Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.

3 “Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculation performed by the principal accountant.

4 “All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

SERVICES THAT THE FUND’S AUDITOR BILLED TO THE

ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by KPMG LLP to Nuveen Fund Advisors, LLC (formerly Nuveen Fund Advisors, Inc.) (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to KPMG LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Fund’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
February 28, 2023	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

February 28, 2022	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that KPMG LLP billed during the Fund’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non- audit services that KPMG LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from KPMG LLP about any non-audit services that KPMG LLP rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating KPMG LLP’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
February 28, 2023	$0	$0	$0	$0
February 28, 2022	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund’s independent accountants and (ii) all audit and non-audit services to be performed by the Fund’s independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). As of the end of the period covered by this report the members of the audit committee are Jack B. Evans, John K. Nelson, Albin F. Moschner, Judith M. Stockdale, Carole E. Stone, Chair, and Robert L. Young.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (referred to herein as the “Adviser”). The Adviser is responsible for the on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. As part of these services, the Adviser has delegated to the Sub-Adviser the full responsibility for proxy voting on securities held in the registrant’s portfolio and related duties in accordance with the Sub-Adviser’s policies and procedures. The Adviser periodically monitors the Sub-Adviser’s voting to ensure that it is carrying out its duties. The Sub-Adviser’s proxy voting policies and procedures are attached to this filing as an exhibit and incorporated herein by reference.

ITEM 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Nuveen Fund Advisors, LLC is the registrant’s investment adviser (also referred to as the “Adviser”). The Adviser is responsible for the selection and on-going monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain clerical, bookkeeping and administrative services. The Adviser has engaged Nuveen Asset Management, LLC (“Nuveen Asset Management” or “Sub-Adviser”) as Sub-Adviser to provide discretionary investment advisory services. The following section provides information on the portfolio manager at the Sub-Adviser:

ITEM 8(a)(1).	PORTFOLIO MANAGER BIOGRAPHY

As of the date of filing this report, the following individual at the Sub-Adviser (the “Portfolio Manager”) has primary responsibility for the day-to-day implementation of the registrant’s investment strategies:

Scott R. Romans, PhD, Managing Director of Nuveen Asset Management, responsible for managing several state-specific, tax-exempt portfolios, including the California Municipal Bond, California High Yield Municipal Bond and the New York Municipal Bond strategies. He also serves as portfolio manager for a number of closed-end funds. Before moving to his portfolio management role in 2003, he was a senior research analyst in the firm’s tax-exempt fixed income department, specializing in the education sector. He holds an undergraduate degree from the University of Pennsylvania, an M.S.F. from the Illinois Institute of Technology Stuart School of Business, and an MA and PhD from the University of Chicago.

ITEM 8(a)(2).	OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER

Other Accounts Managed. In addition to managing the registrant, the Portfolio Manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets*
Scott R. Romans	Registered Investment Company	10	$10.29 billion
	Other Pooled Investment Vehicles	0	$0
	Other Accounts	3	$3.90 million

* Assets are as of February 28, 2023. None of the assets in these accounts are subject to an advisory fee based on performance.

POTENTIAL MATERIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others, those discussed below.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.

With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Conflicts of interest may also arise when the Sub-Adviser invests one or more of its client accounts in different or multiple parts of the same issuer’s capital structure, including investments in public versus private securities, debt versus equity, or senior versus junior/subordinated debt, or otherwise where there are different or inconsistent rights or benefits. Decisions or actions such as investing, trading, proxy voting, exercising, waiving or amending rights or covenants, workout activity, or serving on a board, committee or other involvement in governance may result in conflicts of interest between clients holding different securities or investments. Generally, individual portfolio managers will seek to act in a manner that they believe serves the best interest of the accounts they manage. In cases where a portfolio manager or team faces a conflict among its client accounts, it will seek to act in a manner that it believes best reflects its overall fiduciary duty, which may result in relative advantages or disadvantages for particular accounts.

Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Nuveen Asset Management or its affiliates, including TIAA, sponsor an array of financial products for retirement and other investment goals, and provide services worldwide to a diverse customer base. Accordingly, from time to time, a Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual restrictions that arise due to another client account’s investments and/or the internal policies of Nuveen Asset Management, TIAA or its affiliates designed to comply with such restrictions. As a result, there may be periods, for example, when Nuveen Asset Management will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which investment limits have been reached.

The investment activities of Nuveen Asset Management or its affiliates may also limit the investment strategies and rights of the Funds. For example, in certain circumstances where the Funds invest in securities issued by companies that operate in certain regulated industries, in certain emerging or international markets, or are subject to corporate or regulatory ownership definitions, or invest in certain futures and derivative transactions, there may be limits on the aggregate amount invested by Nuveen Asset Management or its affiliates for the Funds and other client accounts that may not be exceeded without the grant of a license or other regulatory or corporate consent. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of Nuveen Asset Management, on behalf of the Funds or other client accounts, to purchase or dispose of investments or exercise rights or undertake business transactions may be restricted by regulation or otherwise impaired. As a result, Nuveen Asset Management, on behalf of the Funds or other client accounts, may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when Nuveen Asset Management, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.

ITEM 8(a)(3).	FUND MANAGER COMPENSATION

As of the most recently completed fiscal year end, the primary Portfolio Manager’s compensation is as follows:

Portfolio manager compensation consists primarily of base salary and variable components consisting of (i) a cash bonus; (ii) a long-term performance award; and (iii) participation in a profits interest plan.

Base salary. A portfolio manager’s base salary is determined based upon an analysis of the portfolio manager’s general performance, experience and market levels of base pay for such position.

Cash bonus. A portfolio manager is eligible to receive an annual cash bonus that is based on three variables: risk-adjusted investment performance relative to benchmark generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), ranking versus Morningstar peer funds generally measured over the most recent one, three and five year periods (unless the portfolio manager’s tenure is shorter), and management and peer reviews.

Long-term performance award. A portfolio manager is eligible to receive a long-term performance award that vests after three years. The amount of the award when granted is based on the same factors used in determining the cash bonus. The value of the award at the completion of the three-year vesting period is adjusted based on the risk-adjusted investment performance of Fund(s) managed by the portfolio manager during the vesting period and the performance of the TIAA organization as a whole.

Profits interest plan. Portfolio managers are eligible to receive profits interests in Nuveen Asset Management and its affiliate, Teachers Advisors, LLC, which vest over time and entitle their holders to a percentage of the firms’ annual profits. Profits interests are allocated to each portfolio manager based on such person’s overall contribution to the firms.

There are generally no differences between the methods used to determine compensation with respect to the Fund and the Other Accounts shown in the table above.

ITEM 8(a)(4).	OWNERSHIP OF NAC SECURITIES AS OF FEBRUARY 28, 2023

Name of Portfolio Manager	None	$1 - $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Scott R. Romans	X

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Quality Municipal Income Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: May 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: May 5, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: May 5, 2023